UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08134

Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2007

Item 1. Reports to Stockholders

Semiannual Report July 31, 2007

EATON VANCE
HIGH YIELD
MUNICIPALS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance High Yield Municipals Fund as of July 31, 2007

InvEStMEnt uPdatE

Performance for the Six Months Ended July 31, 2007

•                  The Fund’s Class A shares had a total return of -0.67% for the six months ended July 31, 2007.(1) This return was the result of a decrease in net asset value (NAV) per share to $10.42 on July 31, 2007, from $10.73 on January 31, 2007, and the reinvestment of $0.241 in dividends.(2)

•                  The Fund’s Class B shares had a total return of -1.04% for the same period.(1) This return was the result of a decrease in NAV per share to $10.39 on July 31, 2007, from $10.70 on January 31, 2007, and the reinvestment of $0.201 in dividends.(2)

•                  The Fund’s Class C shares had a total return of -1.61% for the same period.(1) This return was the result of a decrease in NAV per share to $9.64 on July 31, 2007, from $9.93 on January 31, 2007, and the reinvestment of $0.187 in dividends.(2)

•                  The Fund’s CLASS I shares had a total return of -1.61% for period from inception on May 9, 2007, through July 31, 2007.(1) This return was the result of a decrease in NAV per share to $10.43 on July 31, 2007, from $10.72 at the opening of business on May 9, 2007, and the reinvestment of $0.118 in dividends.(2)

Economic and Market Conditions

Second quarter economic growth rose 3.4%, following the 0.6% growth rate achieved in the first quarter of 2007. The housing sector continued to struggle, with the subprime sector under continuing pressure, and short-term variable-rate mortgages resetting higher. Building permits and housing starts have both fallen significantly from their highs in early 2006, while sales of new and existing homes both peaked in 2005. Other than housing and the automobile industry, we believe the economy appears to be slowing, but in a somewhat controlled manner.

Inflation measures have remained somewhat elevated on an absolute level, while core inflation measures (less food and energy) are fairly well contained. With this backdrop, the Federal Reserve (the “Fed”) is in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves. At July 31, 2007, the Federal Funds rate stood at 5.25%. Municipal market supply rose to record levels in the first half of 2007, resulting in underperformance of the municipal sector. On July 31, 2007, long-term AAA-rated municipal bonds yielded 91.4% of yields on U.S. Treasury bonds with similar maturities.(3)

For the six months ended July 31, 2007, the Lehman Brothers Municipal Bond Index(4) (the “Index”), an unmanaged index of municipal bonds, posted a gain of 1.17%. For more information about the Fund’s performance and that of funds in the same Lipper Classification,(4) see the Performance Information and Portfolio Composition page that follows.

Management Discussion

The Fund invests primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds.

The Fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index, – a broad-based, unmanaged market index – during the six-months ended July 31, 2007. As municipal yields rose in June and July, the bond market downplayed the possibility of a rate cut by the Fed, and the yield curve steepened. While the Fund had no direct exposure to the subprime mortgage market, a spill-over effect in July resulted in a widening of credit spreads throughout the municipal market. Municipal bonds traded off, as municipal brokers and dealers were faced with large supply and a flight to U.S. Treasury securities took hold. While the Fund has upgraded credit quality over the past year in anticipation of widening credit spreads, it was, paradoxically, the more liquid, higher-quality bonds that were most hard-hit in the early phase of the market selloff.

Management believes the sharp increase in yields has provided opportunities to effect swaps in the cash market to realize capital losses in the Fund. These bond swaps have allowed the Fund to add value by buying attractive bonds in underperforming coupons and sectors, and to increase tax-exempt income while awaiting the municipal market’s anticipated return ot normalcy. High Yield Municipals Fund Class A was ranked #53 (of 87 funds in the Lipper High Yield Municipal Debt Funds Classification) for the year ended July 31, 2007, #6 (of 77 funds) for 3 years, #7 (of 74 funds) for 5 years and #6 (of 43 funds) for 10 years. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Source: Lipper, Inc. Past performance is no guarantee of future results.

(1)          These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. Class I shares are offered to certain investors at net asset value. If sales charges were deducted, the returns would be lower.

(2)          A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax; income may be subject to state and local taxes.

(3)          Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund’s yield.

(4)          It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance High Yield Municipals Fund as of July 31, 2007

PErforMancE InforMatIon and PortfolIo coMPoSItIon

Fund Performance as of 7/31/07(1)

	Class A	Class B	Class C	Class I
Share Class Symbol	ETHYX	EVHYX	ECHYX	EIHYX
Average Annual Total Returns (at net asset value)
Six Months	-0.67%	-1.04%	-1.06%	N.A.
One Year	4.14	3.39	3.35	N.A.
Five Years	7.23	6.50	6.48	N.A.
Ten Years	5.36	4.59	4.55	N.A.
Life of Fund†	6.61	5.80	4.93	-1.61	%††
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-5.43%	-5.89%	-2.03%	N.A.
One Year	-0.79	-1.59	2.36	N.A.
Five Years	6.19	6.19	6.48	N.A.
Ten Years	4.85	4.59	4.55	N.A.
Life of Fund†	6.18	5.80	4.93	-1.61	%††

† Inception dates: Class A: 8/7/95; Class B: 8/7/95; Class C: 6/18/97; Class I: 5/9/07.

†† Cumulative total return from inception through July 31, 2007.

Total Annual
Operating Expenses (2)

Class A*	Class B*	Class C*	Class I**
1.41%	2.16%	2.16%	1.16%

*From the Class’ Prospectus dated 4/1/07, as supplemented 6/27/07.

** From the Class’ Prospectus, dated 5/8/07, as supplemented 6/27/07.

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate(3)	4.65%	3.91%	3.91%	4.91%
Taxable-Equivalent Distribution Rate (3),(4)	7.15	6.02	6.02	7.55
SEC 30-day Yield (5)	4.33	3.79	3.80	4.85
Taxable-Equivalent SEC 30-day Yield (4),(5)	6.66	5.83	5.85	7.46

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	1.17%
One Year	4.27
Five Years	4.50
Ten Years	5.23

Lipper Averages(7)

Lipper High Yield Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	0.44%
One Year	4.38
Five Years	5.57
Ten Years	4.70

Portfolio Managers:	Cynthia J. Clemson
Thomas M. Metzold, CFA

Rating Distribution***,(8),(9)

By total investments

*** The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at July 31, 2007, is as follows, and the average rating is BBB+:

AAA	20.1%
AA	5.7%
A	15.7%
BBB	28.2%
BB	1.7%
B	5.7%
CCC	2.9%
Non-Rated	20.0%

Fund Statistics(9),(10)

•	Number of Issues:	276

•	Average Maturity:	26.3 years

•	Average Effective Maturity:	17.0 years

•	Average Call Protection:	8.6 years

•	Average Dollar Price:	$97.06

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. Class I shares are offered to certain investors at net asset value. If sales charges were included, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C shares reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.52% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 35.0% federal income tax rate. A lower tax rate would result in lower tax-equivalent rates.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper total returns are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper High Yield Municipal Debt Funds Classification contained 94, 87, 74, and 43 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 7/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(10) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements.

2

Eaton Vance High Yield Municipals Fund as of July 31, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 – July 31, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance High Yield Municipals Fund

	Beginning Account Value (2/1/07)	Ending Account Value (7/31/07)	Expenses Paid During Period (2/1/07 – 7/31/07)
Actual*
Class A	$1,000.00	$993.30	$6.77	***
Class B	$1,000.00	$989.60	$10.46	***
Class C	$1,000.00	$989.40	$10.46	***
Class I	$1,000.00	$983.90	$2.56	***

*   Class I shares had not commenced operations as of February 1, 2007. Actual expenses are equal to the Fund's annualized expense ratio of 1.37% for Class A shares, 2.12% for Class B shares, 2.12% for Class C shares, and 1.12% for Class I shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period; 84/365 for Class I to reflect the period from commencement of operations on May 9, 2007 to July 31, 2007). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2007 (opening of business on May 9, 2007 for Class I).

***   Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$6.85	***
Class B	$1,000.00	$1,014.30	$10.59	***
Class C	$1,000.00	$1,014.30	$10.59	***
Class I	$1,000.00	$1,019.20	$5.61	***

**   Expenses are equal to the Fund's annualized expense ratio of 1.37% for Class A shares, 2.12% for Class B shares, 2.12% for Class C shares, and 1.12% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2007 (opening of business on May 9, 2007 for Class I).

***   Absent an allocation of expenses to the investment adviser, the expenses would have been higher.

3

Eaton Vance High Yield Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.0%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.3%
$7,000	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,018,830
1,910	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	1,932,385
4,620	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	4,775,371
2,050	Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	2,046,412
1,140	Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	1,115,433
		$16,888,431
Education — 2.1%
$12,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$12,500,580
5,900	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	5,917,818
800	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	801,416
3,975	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27(2)	4,011,967
3,405	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34(2)	3,412,763
		$26,644,544
Electric Utilities — 5.0%
$4,920	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.40%, 5/1/29	$4,793,654
3,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 6.75%, 4/1/38	3,198,930
4,500	Chula Vista, CA, (San Diego Gas), (AMT), 5.00%, 12/1/27	4,587,075
19,725	Farmington, NM, Pollution Control Revenue, 4.875%, 4/1/33	19,335,826
22,950	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	22,999,572
4,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	4,159,520
3,965	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,051,675
1,500	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	1,514,520
		$64,640,772

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 6.6%
$25,000	Bakersfield, CA, (Bakersfield Assisted Living Center), Escrowed to Maturity, 0.00%, 4/15/21	$13,404,000
4,300	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(3)	5,150,540
2,635	Clovis, NM, Industrial Development Revenue, (Retirement Ranches, Inc.), Prerefunded to 10/1/07, 7.75%, 4/1/19	2,720,163
2,300	Colorado Health Facilities Authority, (Volunteers of America), Prerefunded to 7/1/08, 5.75%, 7/1/20	2,378,775
3,600	Colorado Health Facilities Authority, (Volunteers of America), Prerefunded to 7/1/08, 5.875%, 7/1/28	3,727,296
1,100	Colorado Health Facilities Authority, (Volunteers of America), Prerefunded to 7/1/09, 6.00%, 7/1/29	1,147,971
9,500	Dawson Ridge, CO, Metropolitan District #1, Series A, Escrowed to Maturity, 0.00%, 10/1/22	4,744,965
3,500	Dawson Ridge, CO, Metropolitan District #1, Series B, Escrowed to Maturity, 0.00%, 10/1/22	1,748,145
3,685	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.25%, 10/1/18(4)	4,144,483
1,795	Grove City, PA, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,860,589
4,975	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), Prerefunded to 4/1/08, 6.75%, 4/1/30	5,156,786
4,890	Montgomery County, PA, Higher Education and Health Authority, (Catholic Health East), Prerefunded to 11/15/14, 5.375%, 11/15/34	5,326,677
754	New York, NY, Prerefunded to 6/1/13, 5.25%, 6/1/28(1)	811,201
5,250	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	5,447,767
13,345	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39	15,301,644
7,050	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39(1)	8,083,671
3,550	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	3,785,720
		$84,940,393
General Obligations — 5.1%
$10,000	California, 4.50%, 9/1/36	$9,464,500
16,500	California, 4.75%, 9/1/35	16,539,765
1,195	California, 5.00%, 2/1/32	1,220,071
2,195	California, 5.25%, 2/1/30	2,293,182
2,000	California, 5.25%, 2/1/33	2,084,720
8,246	New York, NY, 5.25%, 6/1/28(1)	8,656,499

See notes to financial statements
4

Eaton Vance High Yield Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
General Obligations (continued)
$15,000	Puerto Rico, 5.00%, 7/1/35	$15,340,650
10,000	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	10,183,900
		$65,783,287
Health Care-Miscellaneous — 1.5%
$2,845	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$2,910,520
750	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan-93, 7.75%, 7/1/17	750,682
1,629	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(3)	1,678,578
840	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(3)	866,926
694	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(3)	717,006
1,517	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(3)	1,575,238
1,274	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(3)	1,324,401
251	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(3)	261,786
571	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(3)	595,463
1,581	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(3)	1,650,748
631	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(3)	660,043
1,263	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36(3)	1,321,158
398	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(3)	416,415
4,460	Yavapai County, AZ, Industrial Development Revenue, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	4,348,411
		$19,077,375

Principal Amount (000's omitted)	Security	Value
Hospital — 16.3%
$4,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$3,978,600
7,650	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	7,703,626
5,000	California Health Facilities Financing Authority, (Kaiser Foundation Health Plan), 5.00%, 4/1/37	5,006,650
7,955	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	7,941,795
19,600	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	19,910,268
2,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	1,975,820
8,300	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	8,005,267
3,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	3,930,069
2,190	Chautauqua County, NY, Industrial Development Agency, (Women's Christian Association), 6.40%, 11/15/29	2,274,994
24,210	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.625%, 9/1/39	22,456,228
905	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	935,815
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	912,992
1,000	Henderson, NV, Health Care Facility, (Catholic Healthcare West), 5.625%, 7/1/24	1,052,230
10,000	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	9,902,100
1,855	Hillsborough County, FL, Industrial Development Authority, (Tampa General Hospital), 5.25%, 10/1/28	1,881,675
1,780	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 4.75%, 2/15/34	1,691,142
16,795	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/36	16,556,007
12,870	Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	2,259,200
9,195	Macomb County, MI, Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	9,550,938
7,000	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.375%, 7/1/23	7,203,070
2,000	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	2,072,560
6,500	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	6,508,970
2,500	Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 4.75%, 3/1/31	2,286,175
2,500	Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 5.25%, 3/1/36	2,472,500

See notes to financial statements
5

Eaton Vance High Yield Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$2,000	New Hampshire Health and Educational Facilities Authority, (Littleton Hospital), 6.00%, 5/1/28	$2,035,960
2,000	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36	1,971,320
12,200	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	11,855,350
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,611,098
875	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/13(5)	28,525
5,900	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23(5)	192,340
10,000	Sullivan County, TN, Health, Educational and Facility Board, (Wellmont Health System), 5.25%, 9/1/36	10,053,300
27,090	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare), 4.75%, 12/1/36	25,399,313
3,410	Washington County, AR, Hospital Revenue, (Regional Medical Center), 5.00%, 2/1/35	3,342,584
1,400	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,394,302
2,800	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,793,784
		$210,146,567
Housing — 3.1%
$4,865	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.30%, 7/1/35	$4,861,254
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19(3)	4,345,600
2,500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	2,776,975
1,740	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,820,005
460	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	479,973
4,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 5.90%, 11/29/49(3)	4,148,480
5,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 6.875%, 6/30/49(3)	5,208,200
3,060	Oregon Health Authority, (Trillium Affordable Housing), (AMT), Series A, 6.75%, 2/15/29	3,212,174
1,370	Oregon Health Authority, (Trillium Affordable Housing), (AMT), Series B, 6.75%, 2/15/29	1,411,374
860	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/08(5)	839,489
2,000	Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(5)	2,120,900

Principal Amount (000's omitted)	Security	Value
Housing (continued)
$9,600	Wisconsin Housing and Economic Development Authority, (AMT), 4.875%, 3/1/36	$9,339,840
		$40,564,264
Industrial Development Revenue — 17.2%
$2,170	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$2,202,083
3,065	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	3,467,833
15,000	Alliance Airport Authority, TX, (American Airlines, Inc.), (AMT), 5.25%, 12/1/29	13,942,950
13,865	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.125%, 5/15/33	13,572,587
2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,181,949
3,900	Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	3,985,449
5,000	Courtland, AL, Industrial Development Board, (Solid Waste Disposal), (International Paper Co.), (AMT), 5.20%, 6/1/25	4,961,200
14,735	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., (American Airlines, Inc.), 5.50%, 11/1/30	14,055,717
10,185	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	9,881,283
8,840	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	9,089,376
8,085	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	8,009,244
2,700	Hancock County, KY, (Southwire Co.), (AMT), 7.75%, 7/1/25	2,735,451
3,555	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	3,629,726
5,325	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	5,634,489
7,500	Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	7,281,825
4,145	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	4,407,834
21,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	22,331,820
2,730	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,769,257
590	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	639,625
1,300	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	1,319,747
5,500	Middlesex County, NJ, Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	5,814,930

See notes to financial statements
6

Eaton Vance High Yield Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$2,850	Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	$2,801,977
3,400	Morgantown, KY, Solid Waste Revenue, (IMCO Recycling, Inc.), (AMT), 7.45%, 5/1/22	3,465,960
13,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	13,378,690
3,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	3,081,600
4,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), 8.00%, 8/1/28	4,798,080
7,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 7.625%, 8/1/25	8,183,070
5,995	New York City, NY, Industrial Development Agency, (JFK International Airport), (AMT), 8.50%, 8/1/28	6,895,509
8,200	Phoenix, AZ, Industrial Development Agency, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	8,348,748
825	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	825,346
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), (AMT), 6.875%, 10/1/26	3,219,090
25,750	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	25,716,782
		$222,629,227
Insured-Education — 0.8%
$10,000	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/26(1)	$10,351,476
		$10,351,476
Insured-Electric Utilities — 1.7%
$13,200	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), (FGIC), (AMT), 4.60%, 5/1/26	$12,746,844
6,250	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), (FGIC), (AMT), 4.65%, 3/1/37(1)	5,946,225
3,825	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)	3,867,139
		$22,560,208
Insured-Escrowed / Prerefunded — 0.5%
$6,000	New Jersey Turnpike Authority, (MBIA), Prerefunded to 1/1/10, 5.50%, 1/1/30(1)	$6,242,340
		$6,242,340

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 5.1%
$4,555	California, (AMBAC), 5.00%, 2/1/28(1)	$4,944,652
9,855	Clark County, NV, (AMBAC), 2.50%, 11/1/36	6,304,835
15,000	Connecticut, (AMBAC), 5.25%, 7/1/19(1)	16,551,850
5,000	District of Columbia, Variable Rate, (FGIC), 5.367%, 6/1/33(3)(6)	5,110,550
2,850	Geary County, KS, (XLCA), 3.50%, 9/1/30	2,376,558
1,345	Geary County, KS, (XLCA), 3.50%, 9/1/31	1,112,893
4,740	Mississippi, (FSA), 5.25%, 11/1/21(1)	5,245,126
9,990	Puerto Rico, (AGC), 5.50%, 7/1/29(1)	11,425,563
4,900	Puerto Rico, (FSA), Variable Rate, 5.92%, 7/1/27(3)(6)	5,635,539
7,500	Texas Transportation Commission, (FGIC), 4.50%, 4/1/35	7,233,825
		$65,941,391
Insured-Hospital — 0.8%
$7,245	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27(1)	$7,561,896
2,960	Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/41	2,821,768
		$10,383,664
Insured-Housing — 0.3%
$3,945	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36(1)	$4,068,233
13	Virginia Housing Development Authority, (MBIA), Variable Rate, 7.258%, 7/1/36(3)(6)	14,496
		$4,082,729
Insured-Other Revenue — 0.6%
$10,510	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/26	$4,217,663
10,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/28	3,612,800
		$7,830,463
Insured-Pooled Loans — 1.1%
$2,750	Massachusetts Educational Financing Authority, (AMBAC), 4.70%, 1/1/27	$2,691,260
11,500	Massachusetts Educational Financing Authority, (AMBAC), 4.70%, 1/1/33	11,113,830
		$13,805,090

See notes to financial statements
7

Eaton Vance High Yield Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 2.4%
$1,860	Louisiana Gas and Fuels Tax, (FGIC), 4.50%, 5/1/41	$1,777,546
10,390	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39(7)	10,415,144
8,300	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	8,292,115
48,875	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	4,710,573
9,035	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	1,479,752
17,920	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	2,792,832
14,320	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	2,100,314
		$31,568,276
Insured-Transportation — 5.7%
$2,250	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$2,285,438
4,995	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., (FSA), 5.50%, 11/1/18(1)	5,299,046
15,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/33	3,786,000
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/34	4,765,000
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/37	2,229,900
7,170	Harris County, TX, Toll Road, Senior Lien, (MBIA), 4.50%, 8/15/36	6,916,397
6,600	Indianapolis, IN, Local Public Improvement Bond Bank, (AMBAC), (AMT), 5.00%, 1/1/36	6,723,354
14,400	Indianapolis, IN, Local Public Improvement Bond Bank, (AMBAC), (AMT), 5.00%, 1/1/36(1)	14,669,136
3,385	Miami-Dade County Aviation, FL, (XLCA), Variable Rate, 7.137%, 10/1/40(3)(6)	3,542,944
5,966	Monroe County, NY, Airport Authority, (Greater Rochester International), (MBIA), (AMT), 5.875%, 1/1/18(1)	6,650,729
10,885	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	10,239,955
20,000	Texas State Turnpike Authority, (AMBAC), 0.00%, 8/15/30	6,705,400
		$73,813,299
Insured-Water and Sewer — 1.5%
$6,130	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	$5,952,598
2,245	Fort Lauderdale, FL, Water and Sewer, (MBIA), 4.25%, 9/1/33	2,067,039
7,510	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	7,397,650

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$10,000	Rahway Valley, NJ, Sewerage Authority, (MBIA), 0.00%, 9/1/29	$3,515,800
		$18,933,087
Lease Revenue / Certificates of Participation — 1.7%
$21,000	Greenville County, SC, School District, 5.00%, 12/1/24(1)	$21,848,610
		$21,848,610
Nursing Home — 1.0%
$6,100	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	$6,079,382
2,445	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,496,443
1,150	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	969,025
2,975	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,982,051
		$12,526,901
Other Revenue — 12.0%
$8,000	California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	$830,480
5,715	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(3)	6,172,714
1,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20(3)	1,080,020
6,355	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	7,047,695
45,000	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	3,133,350
38,300	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	1,439,697
6,000	Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(3)	6,039,180
6,000	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	6,188,100
12,825	Golden State Tobacco Securitization Corp., CA, (FGIC), 5.125%, 6/1/47	11,982,013
18,250	Golden State Tobacco Securitization Corp., CA, Prerefunded to 6/1/13, 5.50%, 6/1/33(1)	19,756,355
6,600	Golden State Tobacco Securitization Corp., CA, Prerefunded to 6/1/13, 5.625%, 6/1/38(1)	7,187,433

See notes to financial statements
8

Eaton Vance High Yield Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue (continued)
$2,295	Golden State Tobacco Securitization Corp., CA, Prerefunded to 6/1/13, 6.625%, 6/1/40	$2,617,929
4,940	Mohegan Tribe Indians, CT, Gaming Authority, 6.25%, 1/1/31(3)	5,192,286
14,000	Non-Profit Preferred Funding Trust I, 5.17%, 9/15/37(3)	13,112,540
5,900	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	580,796
25,715	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	23,525,882
650	Otero County, NM, Jail Project, 5.50%, 4/1/13	645,736
1,205	Otero County, NM, Jail Project, 5.75%, 4/1/18	1,195,902
250	Otero County, NM, Jail Project, 6.00%, 4/1/23	251,755
455	Otero County, NM, Jail Project, 6.00%, 4/1/28	457,125
1,926	Pueblo of Santa Ana, NM, 15.00%, 4/1/24(3)	1,943,138
6,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(1)	6,322,356
1,972	Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13	2,024,261
2,200	Texas Municipal Gas Acquisition and Supply Corp., Variable Rate, 5.116%, 12/15/17(3)(6)	2,062,500
28,440	Tobacco Settlement Financing Corp., NJ, 0.00%, 6/1/41	4,208,267
7,825	Tobacco Settlement Financing Corp., NJ, 4.75%, 6/1/34	7,011,278
22,830	Tobacco Settlement Financing Corp., VA , 0.00%, 6/1/47	2,409,935
8,955	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	8,716,618
1,500	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	1,506,390
		$154,641,731
Senior Living / Life Care — 7.0%
$7,475	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$7,744,773
2,500	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(8)	2,439,275
1,575	California Statewide Communities Development Authority, (Sr. Living - Presbyterian Homes), 4.75%, 11/15/26	1,506,787
6,000	California Statewide Communities Development Authority, (Sr. Living - Presbyterian Homes), 4.875%, 11/15/36	5,738,340
3,000	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27(9)	2,113,860
8,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	8,131,842
3,000	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,981,550

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care (continued)
$5,690	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	$5,619,216
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/13	523,250
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/13	496,560
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/14	471,300
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/14	447,320
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/15	424,650
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/15	403,110
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/16	382,660
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/16	363,300
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/17	344,810
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/17	327,420
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/18	310,870
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/18	295,100
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/19	280,200
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/19	266,040
7,500	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,471,500
7,000	Lee County, FL, Industrial Development Authority, (Shell Point Village), 5.00%, 11/15/29	6,766,690
4,300	Lees Summit, MO, Industrial Development Authority, (John Knox Village), 5.125%, 8/15/32	4,299,914
2,600	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,633,462
1,085	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	1,058,211
1,385	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,332,038
6,470	Minneapolis, MN, (Walker Methodist Senior Services), 6.00%, 11/15/28	6,523,895
500	North Carolina Medical Care Commission Retirement (United Methodist), 5.25%, 10/1/24	506,920
1,600	North Carolina Medical Care Commission Retirement (United Methodist), 5.50%, 10/1/32	1,640,256

See notes to financial statements
9

Eaton Vance High Yield Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care (continued)
$7,315	North Miami, FL, Health Care Facilities, (Imperial Club), 0.00%, 1/1/41	$3,693,490
3,500	North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42	3,430,630
530	St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	535,332
1,225	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,284,952
5,460	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,690,958
2,000	Suffolk County, NY, Industrial Development Agency, (Jefferson's, Ferry Project), 5.00%, 11/1/28	1,980,480
		$90,460,961
Special Tax Revenue — 8.1%
$1,260	Avelar Creek Community Development District, FL, (Capital Improvements), 5.375%, 5/1/36	$1,223,989
2,240	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	2,356,166
3,160	Bell Mountain Ranch, CO, Metropolitan District, 7.375%, 11/15/19	3,376,176
283	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	283,170
6,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	6,236,313
550	Cascades Groveland Community Development District, FL, (Capital Improvements), 5.30%, 5/1/36	530,690
2,285	Concorde Estates Community Development, FL, 5.85%, 5/1/35	2,331,088
3,625	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	3,561,273
19,980	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(1)	22,323,055
2,325	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	2,415,791
2,500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	2,615,850
2,250	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	2,397,848
3,980	New River, FL, Community Development District, 5.00%, 5/1/13	3,927,942
32,370	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	33,948,685
6,365	River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	6,251,067
2,435	Southern Hills Plantation I Community Development District, FL, 5.80%, 5/1/35	2,462,589
3,755	Sterling Hill, FL, Community Development District, 5.50%, 5/1/37	3,697,886

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$5,000	Tisons Landing, FL, Community Development District, (Capital Improvements), 5.00%, 11/1/11	$4,958,550
		$104,898,128
Transportation — 2.2%
$750	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$755,018
3,425	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	3,345,883
7,625	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	7,403,036
900	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	951,552
1,080	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	1,152,490
13,000	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37	12,856,220
1,500	Walker Field, CO, Public Airport Authority, 4.75%, 12/1/27	1,429,365
1,100	Walker Field, CO, Public Airport Authority, 5.00%, 12/1/22	1,094,687
		$28,988,251
Water and Sewer — 1.3%
$7,680	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$6,571,392
10,000	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33(1)	10,082,360
		$16,653,752
	Total Tax-Exempt Investments — 112.0% (identified cost $1,427,777,721)	$1,446,845,217
	Other Assets, Less Liabilities — (12.0)%	$(155,475,488)
	Net Assets — 100.0%	$1,291,369,729

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

See notes to financial statements
10

Eaton Vance High Yield Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At July 31, 2007, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

California	13.8%
Others, representing less than 10% individually	98.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2007, 18.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 5.9% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  When-issued security.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $88,543,107 or 6.9% of the Fund's net assets.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Defaulted bond.

(6)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2007.

(7)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(8)  Security is in default with respect to certain interest payments.

(9)  Security is in default with respect to scheduled principal payments.

See notes to financial statements
11

Eaton Vance High Yield Municipals Fund as of July 31, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2007

Assets
Investments, at value (identified cost, $1,427,777,721)	$1,446,845,217
Cash	990,246
Receivable for investments sold	380,483
Receivable for Fund shares sold	5,184,438
Interest receivable	18,122,218
Receivable for open interest rate swap contracts	858,709
Total assets	$1,472,381,311
Liabilities
Payable for floating rate notes issued	$150,724,656
Demand note payable	9,100,000
Payable for when-issued securities	7,395,224
Payable for Fund shares redeemed	5,395,128
Dividends payable	2,493,398
Payable for open interest rate swap contracts	2,630,449
Interest expense and fees payable	1,187,674
Payable for daily variation margin on open financial futures contracts	734,125
Payable to affiliate for investment advisory fee	556,959
Payable to affiliate for distribution and service fees	527,334
Accrued expenses	266,635
Total liabilities	$181,011,582
Net Assets	$1,291,369,729
Sources of Net Assets
Paid-in capital	$1,299,702,786
Accumulated net realized loss (computed on the basis of identified cost)	(24,489,038)
Accumulated undistributed net investment income	767,348
Net unrealized appreciation (computed on the basis of identified cost)	15,388,633
Total	$1,291,369,729
Class A Shares
Net Assets	$896,301,442
Shares Outstanding	85,977,578
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.42
Maximum Offering Price Per Share (100 ÷ 95.25 of $10.42)	$10.94
Class B Shares
Net Assets	$111,354,956
Shares Outstanding	10,717,582
Net Asset Value and Offering Price* (net assets ÷ shares of beneficial interest outstanding)	$10.39
Class C Shares
Net Assets	$283,712,351
Shares Outstanding	29,417,429
Net Asset Value and Offering Price* (net assets ÷ shares of beneficial interest outstanding)	$9.64
Class I Shares
Net Assets	$980
Shares Outstanding	94
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.43
On sales of $25,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
July 31, 2007

Investment Income
Interest	$39,003,808
Total investment income	$39,003,808
Expenses
Investment adviser fee	$3,285,819
Trustees' fees and expenses	15,014
Distribution and service fees Class A	1,126,230
Class B	596,324
Class C	1,388,449
Interest expense and fees	3,357,142
Transfer and dividend disbursing agent fees	237,907
Custodian fee	146,869
Legal and accounting services	78,210
Registration fees	68,418
Printing and postage	47,166
Miscellaneous	25,573
Total expenses	$10,373,121
Deduct — Reduction of custodian fee	$34,651
Allocation of expenses to investment adviser	14,196
Total expense reductions	$48,847
Net expenses	$10,324,274
Net investment income	$28,679,534
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$6,384,778
Financial futures contracts	14,505,845
Interest rate swap contracts	1,106,148
Net realized gain	$21,996,771
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(47,067,225)
Financial futures contracts	(11,793,530)
Interest rate swap contracts	(2,375,491)
Net change in unrealized appreciation (depreciation)	$(61,236,246)
Net realized and unrealized loss	$(39,239,475)
Net decrease in net assets from operations	$(10,559,941)

See notes to financial statements
12

Eaton Vance High Yield Municipals Fund as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2007 (Unaudited)	Year Ended January 31, 2007
From operations — Net investment income	$28,679,534	$48,807,102
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	21,996,771	3,420,479
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(61,236,246)	41,347,266
Net increase (decrease) in net assets from operations	$(10,559,941)	$93,574,847
Distributions to shareholders — From net investment income Class A	$(20,560,930)	$(32,292,219)
Class B	(2,285,842)	(5,373,794)
Class C	(5,319,147)	(8,443,589)
Class I	(11)	—
Total distributions to shareholders	$(28,165,930)	$(46,109,602)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$164,409,662	$445,747,682
Class B	4,503,831	14,202,362
Class C	54,113,787	114,324,772
Class I	1,000	—
Net asset value of shares issued to shareholders in payment of distributions declared Class A	10,155,339	14,239,883
Class B	853,973	2,063,207
Class C	2,238,991	3,485,339
Class I	11	—
Cost of shares redeemed Class A	(135,958,914)	(136,830,261)
Class B	(9,453,588)	(22,910,375)
Class C	(29,266,149)	(30,577,657)
Net asset value of shares exchanged Class A	8,066,442	16,754,145
Class B	(8,066,442)	(16,754,145)
Net increase in net assets from Fund share transactions	$61,597,943	$403,744,952
Net increase in net assets	$22,872,072	$451,210,197
Net Assets
At beginning of period	$1,268,497,657	$817,287,460
At end of period	$1,291,369,729	$1,268,497,657
Accumulated undistributed net investment income included in net assets
At end of period	$767,348	$253,744

Statement of Cash Flows

For the Six Months Ended July 31, 2007 (Unaudited)
Cash flows from operating activities Net decrease in net assets from operations	$(10,559,941)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Investments purchased	(387,685,025)
Investments sold	322,913,992
Decrease in short-term investments	5,800,000
Net amortization of premium (discount)	(2,052,314)
Increase in interest receivable	(1,020,194)
Decrease in receivable for investments sold	8,443,425
Increase in receivable for open interest rate swap contracts	(254,958)
Decrease in payable for investments purchased	(17,131,273)
Decrease in payable for daily variation margin on open financial futures contracts	(900,875)
Increase in payable for open interest rate swap contracts	2,630,449
Increase in payable to affiliate for investment advisory fee	33,659
Increase in payable to affiliate for distribution and service fees	16,801
Increase in payable for when-issued securities	7,395,224
Increase in accrued expenses	5,503
Increase in interest expense and fees payable	50,985
Net realized (gain) loss on investments	(6,384,778)
Change in unrealized (appreciation) depreciation on investments	47,067,225
Net cash used in operating activities	$(31,632,095)
Cash flows from financing activities Proceeds from shares sold	224,795,597
Shares redeemed	(171,449,944)
Cash distributions paid net of reinvestments	(14,879,247)
Increase in demand note payable	2,800,000
Proceeds from secured borrowings	15,560,000
Repayment of secured borrowings	(24,210,000)
Net cash provided by financing activities	$32,616,406
Net increase in cash	$984,311
Cash at beginning of period	$5,935
Cash at end of period	$990,246
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of :	$13,248,314

See notes to financial statements
13

Eaton Vance High Yield Municipals Fund as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended July 31, 2007		Year Ended January 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.730		$10.240	$10.090	$10.230		$9.730		$9.660
Income (loss) from operations
Net investment income	$0.245		$0.515	$0.535	$0.614		$0.668		$0.682
Net realized and unrealized gain (loss)	(0.314)		0.465	0.167	(0.125)		0.486		0.031
Total income (loss) from operations	$(0.069)		$0.980	$0.702	$0.489		$1.154		$0.713
Less distributions
From net investment income	$(0.241)		$(0.490)	$(0.552)	$(0.629)		$(0.654)		$(0.643)
Total distributions	$(0.241)		$(0.490)	$(0.552)	$(0.629)		$(0.654)		$(0.643)
Net asset value — End of period	$10.420		$10.730	$10.240	$10.090		$10.230		$9.730
Total Return(2)	(0.67	)%(8)	9.76%	7.14%	5.05%		12.25%		7.59%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$896,301		$876,579	$505,474	$354,881		$238,169		$147,004
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.85	%(3)(4)	0.89%	0.94%	0.99	%(5)	1.02	%(5)	1.05	%(5)
Interest and fees expense(6)	0.52	%(3)	0.52%	0.39%	0.26	%(5)	0.21	%(5)	0.21	%(5)
Total expenses before custodian fee reduction	1.37	%(3)(4)	1.41%	1.33%	1.25	%(5)	1.23	%(5)	1.26	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.84	%(3)(4)	0.87%	0.93%	0.98	%(5)	1.02	%(5)	1.05	%(5)
Net investment income	4.64	%(3)	4.88%	5.26%	6.17%		6.70%		7.01%
Portfolio Turnover of the Portfolio	—		—	—	30	%(7)	16	%(7)	12	%(7)
Portfolio Turnover of the Fund	22%		44%	27%	8%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fees expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements
14

Eaton Vance High Yield Municipals Fund as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended July 31, 2007		Year Ended January 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.700		$10.210	$10.060	$10.200		$9.700		$9.640
Income (loss) from operations
Net investment income	$0.205		$0.438	$0.463	$0.542		$0.600		$0.606
Net realized and unrealized gain (loss)	(0.314)		0.463	0.162	(0.129)		0.479		0.022
Total income (loss) from operations	$(0.109)		$0.901	$0.625	$0.413		$1.079		$0.628
Less distributions
From net investment income	$(0.201)		$(0.411)	$(0.475)	$(0.553)		$(0.579)		$(0.568)
Total distributions	$(0.201)		$(0.411)	$(0.475)	$(0.553)		$(0.579)		$(0.568)
Net asset value — End of period	$10.390		$10.700	$10.210	$10.060		$10.200		$9.700
Total Return(2)	(1.04	)%(9)	8.97%	6.34%	4.52	%(3)	11.44%		6.66%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$111,355		$126,916	$143,784	$165,787		$212,391		$188,959
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.60	%(4)(5)	1.64%	1.69%	1.74	%(6)	1.77	%(6)	1.80	%(6)
Interest and fees expense(7)	0.52	%(4)	0.52%	0.39%	0.26	%(6)	0.21	%(6)	0.21	%(6)
Total expenses before custodian fee reduction	2.12	%(4)(5)	2.16%	2.08%	2.00	%(6)	1.98	%(6)	2.01	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.59	%(4)(5)	1.62%	1.68%	1.73	%(6)	1.77	%(6)	1.80	%(6)
Net investment income	3.90	%(4)	4.17%	4.57%	5.46%		6.04%		6.25%
Portfolio Turnover of the Portfolio	—		—	—	30	%(8)	16	%(8)	12	%(8)
Portfolio Turnover of the Fund	22%		44%	27%	8%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fees expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements
15

Eaton Vance High Yield Municipals Fund as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended July 31, 2007		Year Ended January 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.930		$9.470	$9.340	$9.470		$9.000		$8.950
Income (loss) from operations
Net investment income	$0.190		$0.403	$0.422	$0.498		$0.543		$0.561
Net realized and unrealized gain (loss)	(0.293)		0.439	0.148	(0.115)		0.465		0.017
Total income (loss) from operations	$(0.103)		$0.842	$0.570	$0.383		$1.008		$0.578
Less distributions
From net investment income	$(0.187)		$(0.382)	$(0.440)	$(0.513)		$(0.538)		$(0.528)
Total distributions	$(0.187)		$(0.382)	$(0.440)	$(0.513)		$(0.538)		$(0.528)
Net asset value — End of period	$9.640		$9.930	$9.470	$9.340		$9.470		$9.000
Total Return(2)	(1.06	)%(9)	9.03%	6.24%	4.40	%(3)	11.53%		6.61%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$283,712		$265,002	$168,029	$103,868		$79,072		$35,646
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.60	%(4)(5)	1.64%	1.69%	1.74	%(6)	1.77	%(6)	1.80	%(6)
Interest and fees expense(7)	0.52	%(4)	0.52%	0.39%	0.26	%(6)	0.21	%(6)	0.21	%(6)
Total expenses before custodian fee reduction	2.12	%(4)(5)	2.16%	2.08%	2.00	%(6)	1.98	%(6)	2.01	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.59	%(4)(5)	1.62%	1.68%	1.73	%(6)	1.77	%(6)	1.80	%(6)
Net investment income	3.88	%(4)	4.13%	4.49%	5.41%		5.88%		6.22%
Portfolio Turnover of the Portfolio	—		—	—	30	%(8)	16	%(8)	12	%(8)
Portfolio Turnover of the Fund	22%		44%	27%	8%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.10% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fees expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements
16

Eaton Vance High Yield Municipals Fund as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Period Ended July 31, 2007 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.720
Income (loss) from operations
Net investment income	$0.119
Net realized and unrealized loss	(0.291)
Total loss from operations	$(0.172)
Less distributions
From net investment income	$(0.118)
Total distributions	$(0.118)
Net asset value — End of period	$10.430
Total Return(3)	(1.61	)%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.60	%(4)(5)
Interest and fee expense(6)	0.52	%(4)
Total expenses before custodian fee reduction	1.12	%(4)(5)
Expenses after custodian fee reduction excluding interest and fees	0.59	%(4)(5)
Net investment income	4.93	%(4)
Portfolio Turnover	22	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Class I commenced operations on May 9, 2007.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the period ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fees expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  For the six months ended July 31, 2007.

(8)  Not annualized.

See notes to financial statements
17

Eaton Vance High Yield Municipals Fund as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Yield Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end, management investment company. The Fund seeks to achieve high current income exempt from regular federal income tax. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value to certain investors and are not subject to sales charges. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Floating Rate Notes Issues in Conjunction with Securities Held — The Fund sells a fixed rate bond to a broker for cash. At the same time the Fund buys a residual interest in the assets and cash flows of a special purpose vehicle (which is generally organized as a trust) (the SPV) set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund, (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to FAS Statement No. 140, the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its Portfolio of Investments, and accounts for the Floating Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Fund's Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. At July 31, 2007, the Floating Rate Notes outstanding and the collateral for Floating Rate Notes outstanding were $150,724,656 and $242,727,351, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2007 was 3.62% to 3.71%.

The Fund's investment policies and restrictions expressly permit investments in inverse floating rate securities. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Fund's investment policies do not allow the Fund to borrow money for purposes of making investments. Management believes that the Fund's

18

Eaton Vance High Yield Municipals Fund as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS Statement No. 140, which is distinct from legal borrowing of the Fund to which the restrictions apply. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Interest Expense — Interest expense related to the Fund's liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions is recorded as incurred.

E  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net tax-exempt interest on municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. At January 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryover of $38,105,411, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire January 31, 2011 ($7,911,903), January 31, 2012 ($707,905), January 31, 2013 ($23,032,310), and January 31, 2014 ($6,453,293).

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of July 31, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

F  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

G  Put Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

H  When-Issued and Delayed Delivery Transactions — The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the

19

Eaton Vance High Yield Municipals Fund as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

I  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase and sale of securities. Pursuant to these agreements, the Fund makes payments at a fixed interest rate. In exchange, the Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

J  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

K  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

L  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

M  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

N  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

O  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments at July 31, 2007.

P  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

Q  Interim Financial Statements — The interim financial statements relating to July 31, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that

20

Eaton Vance High Yield Municipals Fund as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2007 (Unaudited)	Year Ended January 31, 2007
Sales	15,415,235	42,357,523
Issued to shareholders electing to receive payments of distributions in Fund shares	955,333	1,345,947
Redemptions	(12,823,363)	(12,991,178)
Exchange from Class B shares	755,627	1,590,454
Net increase	4,302,832	32,302,746
Class B	Six Months Ended July 31, 2007 (Unaudited)	Year Ended January 31, 2007
Sales	422,385	1,356,997
Issued to shareholders electing to receive payments of distributions in Fund shares	80,576	196,379
Redemptions	(891,594)	(2,183,084)
Exchange to Class A shares	(757,813)	(1,594,890)
Net decrease	(1,146,446)	(2,224,598)
Class C	Six Months Ended July 31, 2007 (Unaudited)	Year Ended January 31, 2007
Sales	5,480,536	11,726,742
Issued to shareholders electing to receive payments of distributions in Fund shares	227,696	356,309
Redemptions	(2,977,271)	(3,131,817)
Net increase	2,730,961	8,951,234

Class I	Period Ended July 31, 2007 (Unaudited)(1)
Sales	93
Issued to shareholders electing to receive payments of distributions in Fund shares	1
Net increase	94

(1)  Class I commenced operations on May 9, 2007.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities) and is payable monthly. For the six months ended July 31, 2007, the Fund's advisory fee amounted to $3,285,819, representing 0.50% (annualized) of the Fund's average daily net assets for such period. Pursuant to a voluntary expense reimbursement, the investment adviser was allocated $14,196 of the Fund's operating expenses for the six months ended July 31, 2007. Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as Administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended July 31, 2007, EVM received $12,728 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $68,368 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2007. EVD also receives distribution and service fees from Class A, Class B and Class C shares (see Note 5).

21

Eaton Vance High Yield Municipals Fund as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan (Class A plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of the Fund's average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended July 31, 2007 amounted to $1,126,230 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $447,243 and $1,041,337 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended July 31, 2007, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At July 31, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $20,326,000 and $23,383,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended July 31, 2007 amounted to $149,081 and $347,112 for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $169,000, $107,000 and $31,000 of CDSC paid by Class A, Class B and Class C shareholders, respectively, for the six months ended July 31, 2007.

7  Purchases and Sales of Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $387,685,025 and $322,913,992 respectively, for the six months ended July 31, 2007. There were no purchases and sales of U.S. Government securities during the six months ended July 31, 2007.

22

Eaton Vance High Yield Municipals Fund as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,274,256,165
Gross unrealized appreciation	$43,818,882
Gross unrealized depreciation	(21,954,485)
Net unrealized appreciation	$21,864,397

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2007, the Fund had a balance outstanding pursuant to this line of credit of $9,100,000. The average daily loan balance for the six months ended July 31, 2007 was $3,624,862 and the average interest rate was 5.76%. Effective September 7, 2007, the amount of the line of credit was increased to $200 million and the annual rate on the daily unused portion of the line of credit was reduced to 0.07%.

10  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2007, is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/07	1,678 U.S. Treasury Bond	Short	$(182,777,752)	$(184,684,875)	$(1,907,123)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$29,250,000	3.925%	USD-BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$858,709
Lehman Brothers, Inc.	$52,550,000	5.956%	3 month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	$(1,869,425)
Merrill Lynch Capital Services, Inc.	$48,775,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(761,024)
					$(1,771,740)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At July 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

11  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

23

Eaton Vance High Yield Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

24

Eaton Vance High Yield Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen, fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance High Yield Municipals Fund (the "Fund") with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

25

Eaton Vance High Yield Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

26

Eaton Vance High Yield Municipals Fund

INVESTMENT MANAGEMENT

Officers
Cynthia J. Clemson
President and Co-Portfolio Manager
William H. Ahern, Jr.
Vice President
Craig R. Brandon
Vice President
James B. Hawkes
Vice President and Trustee
Robert B. MacIntosh
Vice President
Thomas M. Metzold
Vice President and Co-Portfolio Manager
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

27

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance High Yield Municipals Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

416-9/07  HYSRC

Semiannual Report July 31, 2007

EATON VANCE
MUNICIPALS
TRUST II

Florida Insured

Hawaii

Kansas

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of July 31, 2007

Table of ConTenTs

Investment Update	2

Lipper Rankings	3

Performance Information and Portfolio Composition

Florida Insured	4
Hawaii	5
Kansas	6

Fund Expenses	7

Financial Statements	9

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	38

Investment Management	41

Eaton Vance Municipals Funds as of July 31, 2007

InvesTmenT updaTe

Performance for the Six Months ended July 31, 2007

The investment objective of each Eaton Vance Municipals Fund (the “Funds”) is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Hawaii Fund and Kansas Fund primarily invest in investment-grade municipal obligations but may also invest in lower-rated obligations. The Florida Insured Fund invests primarily in high-grade municipal obligations that are insured as to the timely payment of principal and interest.

Economic and Market Conditions

Second quarter economic growth rose 3.4%, following the 0.6% growth rate achieved in the first quarter of 2007. The housing sector continued to struggle, with the subprime sector under continuing pressure, and short-term, variable-rate mortgages resetting higher. Building permits and housing starts have both fallen significantly from their highs in early 2006, while sales of new and existing homes both peaked in 2005. Other than housing and the automobile industry, we believe the economy appears to be slowing, but in a somewhat controlled manner.

Inflation measures have remained somewhat elevated on an absolute level, while core inflation measures (less food and energy) are fairly well contained. With this backdrop, the Federal Reserve (the “Fed”) is in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves. At July 31, 2007, the Federal Funds rate stood at 5.25%.

Municipal market supply rose to record levels in the first half of 2007, resulting in underperformance of the municipal sector. On July 31, 2007, long-term AAA-rated municipal bonds yielded 91.4% of yields on U.S. Treasury bonds with similar maturities.(1)

For the six months ended July 31, 2007, the Lehman Brothers Municipal Bond Index(2) (the “Index”), an unmanaged index of municipal bonds, posted a gain of 1.17%. For more information about each Fund’s performance and that of funds in the same Lipper Classification,(2) see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds.

The Funds underperformed their benchmark, the Lehman Brothers Municipal Bond Index, – a broad-based, unmanaged market index – during the six-months ended July 31, 2007. As municipal yields rose in June and July, the bond market downplayed the possibility of a rate cut by the Fed, and the yield curve steepened. While the Funds had no direct exposure to the subprime mortgage market, a spill-over effect in July resulted in a widening of credit spreads throughout the municipal market. Municipal bonds traded off, as municipal brokers and dealers were faced with large supply and a flight to U.S. Treasury securities took hold. While the Funds have upgraded credit quality over the past year in anticipation of widening credit spreads, it was, paradoxically, the more liquid, higher-quality bonds that were most hard-hit in the early phase of the market selloff.

Management believes the sharp increase in yields has provided opportunities to effect swaps in the cash market to realize capital losses in the Funds. These bond swaps have allowed the Funds to add value by buying attractive bonds in underperforming coupons and sectors, and to increase tax-exempt income while awaiting the municipal market’s anticipated return to normalcy.

(1)	Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Municipals Funds as of July 31, 2007

lIpper rankIngs

LIPPER QUINTILE RANKINGS BY TOTAL RETURN at 7/31/07

FUND	1-YEAR	3-YEAR	5-YEAR	10-YEAR

FLORIDA INSURED MUNICIPALS CLASS A	1ST	1ST	2ND	1ST
INSURED MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 57	7 of 55	12 of 55	7 of 49

HAWAII MUNICIPALS CLASS A	4TH	1ST	1ST	2ND
HAWAII MUNICIPAL DEBT FUNDS CLASSIFICATION	7 of 9	1 of 9	1 of 9	2 of 8

KANSAS MUNICIPALS CLASS A	1ST	2ND	2ND	2ND
KANSAS MUNICIPAL DEBT FUNDS CLASSIFICATION	1 of 10	3 of 9	2 of 8	2 of 8

Source: Lipper Inc. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Past performance is no guarantee of future results. It is not possible to invest in a Lipper Classification.

Eaton Vance Florida Insured Municipals Fund as of July 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 7/31/07(1)	Class A	Class B	Class C
Share Class Symbol	EAFIX	EBFIX	EFICX

Average Annual Total Returns (at net asset value)
Six Months	0.36%	0.05%	-0.04%
One Year	4.17	3.39	3.39
Five Years	4.27	3.52	N.A.
Ten Years	4.77	4.01	N.A.
Life of Fund†	5.81	5.00	3.19
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-4.37%	-4.87%	-1.02%
One Year	-0.82	-1.61	2.39
Five Years	3.26	3.18	N.A.
Ten Years	4.26	4.01	N.A.
Life of Fund†	5.43	5.00	3.19

†Inception dates: Class A: 3/3/94; Class B: 3/2/94; Class C: 6/2/06

Total Annual Operating Expenses (2),*	Class A	Class B	Class C

	1.12%	1.87%	1.87%

*From the Fund’s Prospectus dated 4/1/07, as supplemented 6/27/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.20%	3.43%	3.43%
Taxable-Equivalent Distribution Rate (3),(4)	6.46	5.28	5.28
SEC 30-day Yield (5)	3.88	3.33	3.33
Taxable-Equivalent SEC 30-day Yield (4),(5)	5.97	5.12	5.12

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	1.17%
One Year	4.27
Five Years	4.50
Ten Years	5.23

Lipper Averages(7)

Lipper Insured Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	0.55%
One Year	3.26
Five Years	3.60
Ten Years	4.20

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution**,(8),(9)

By total investments

**The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at July 31, 2007 is as follows, and the average rating is AAA:

AAA	83.2%
AA	8.9%
A	5.8%
Non-Rated	2.1%

Fund Statistics(9),(10)

• Number of Issues:	59
• Average Maturity:	23.4 years
• Average Effective Maturity:	11.6 years
• Average Call Protection:	10.2 years
• Average Dollar Price:	$97.71

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were included, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C shares reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.39% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 35.0% federal income tax rate. A lower tax rate would result in lower tax-equivalent rates.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper total returns are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Insured Municipal Debt Funds Classification contained 58, 57, 55, and 49 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 7/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(10) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements.

Eaton Vance Hawaii Municipals Fund as of July 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 7/31/07(1)	Class A	Class B
Share Class Symbol	ETHWX	EVHWX

Average Annual Total Returns (at net asset value)
Six Months	0.46%	-0.01%
One Year	3.39	2.52
Five Years	4.20	3.42
Ten Years	4.54	3.76
Life of Fund†	4.60	4.12
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-4.34%	-4.92%
One Year	-1.49	-2.44
Five Years	3.18	3.08
Ten Years	4.03	3.76
Life of Fund†	4.22	4.12

† Inception dates: Class A: 3/14/94; Class B: 3/2/94

Total Annual Operating Expenses (2),*	Class A	Class B

	1.17%	1.92%

*From the Fund’s Prospectus dated 4/1/07, as supplemented 6/27/07.

Distribution Rates/Yields	Class A	Class B

Distribution Rate(3)	4.06%	3.30%
Taxable-Equivalent Distribution Rate (3),(4)	6.81	5.53
SEC 30-day Yield (5)	3.56	2.98
Taxable-Equivalent SEC 30-day Yield (4),(5)	5.97	5.00

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	1.17%
One Year	4.27
Five Years	4.50
Ten Years	5.23

Lipper Averages(7)

Lipper Hawaii Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	0.78%
One Year	3.43
Five Years	3.53
Ten Years	4.18

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution**,(8),(9)

By total investments

**The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at July 31, 2007 is as follows, and the average rating is AA+:

AAA	74.0%
AA	12.3%
A	2.5%
BBB	7.5%
B	1.6%
Non-Rated	2.1%

Fund Statistics(9),(10)

• Number of Issues:	55
• Average Maturity:	20.2 years
• Average Effective Maturity:	11.8 years
• Average Call Protection:	9.0 years
• Average Dollar Price:	$97.92

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were included, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.35% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 40.36% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent rates.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper total returns are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Hawaii Municipal Debt Funds Classification contained 9, 9, 9, and 8 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 7/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(10) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements.

Eaton Vance Kansas Municipals Fund as of July 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 7/31/07(1)	Class A	Class B	Class C
Share Class Symbol	ETKSX	EVKSX	ECKSX

Average Annual Total Returns (at net asset value)
Six Months	0.46%	0.07%	0.17%
One Year	4.32	3.55	3.64
Five Years	4.20	3.45	N.A.
Ten Years	4.73	3.96	N.A.
Life of Fund†	5.14	4.54	3.54
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-4.27%	-4.85%	-0.82%
One Year	-0.67	-1.45	2.64
Five Years	3.19	3.11	N.A.
Ten Years	4.22	3.96	N.A.
Life of Fund†	4.75	4.54	3.54

†Inception dates: Class A: 3/3/94; Class B: 3/2/94; Class C: 6/2/06

Total Annual Operating Expenses (2),*	Class A	Class B	Class C

	1.02%	1.77%	1.77%

*From the Fund’s Prospectus dated 4/1/07, as supplemented 6/27/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.01%	3.26%	3.26%
Taxable-Equivalent Distribution Rate (3),(4)	6.59	5.36	5.36
SEC 30-day Yield (5)	3.47	2.91	2.90
Taxable-Equivalent SEC 30-day Yield (4),(5)	5.71	4.79	4.77

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	1.17%
One Year	4.27
Five Years	4.50
Ten Years	5.23

Lipper Averages(7)

Lipper Kansas Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	0.83%
One Year	3.65
Five Years	3.54
Ten Years	4.09

Portfolio Manager: Thomas M. Metzold, CFA

Effective October 1, 2007, Adam Weigold, CFA will replace Mr. Metzold as the Fund’s portfolio manager. Mr. Weigold is a Vice President of Eaton Vance and Boston Management and Research and manages other Eaton Vance municipal funds. He has been employed by the Eaton Vance organization since 1998.

Rating Distribution**,(8),(9)

By total investments

**

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at July 31, 2007 is as follows, and the average rating is AAA:

AAA	88.3%
AA	11.7%

Fund Statistics(9),(10)

• Number of Issues:	69
• Average Maturity:	20.4 years
• Average Effective Maturity:	11.7 years
• Average Call Protection:	7.8 years
• Average Dollar Price:	$98.27

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were included, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C shares reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the investment adviser, the returns would be lower.

(2) Includes interest expense of 0.25% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 39.19% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent rates.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper total returns are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Kansas Municipal Debt Funds Classification contained 10, 10, 8, and 8 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 7/31/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(10) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements.

Eaton Vance Municipals Funds as of July 31, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 – July 31, 2007)

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Florida Insured Municipals Fund

	Beginning Account Value (2/1/07)	Ending Account Value (7/31/07)	Expenses Paid During Period* (2/1/07 – 7/31/07)
Actual
Class A	$1,000.00	$1,003.60	$6.06	**
Class B	$1,000.00	$1,000.50	$9.77	**
Class C	$1,000.00	$999.60	$9.77	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.11	**
Class B	$1,000.00	$1,015.00	$9.84	**
Class C	$1,000.00	$1,015.00	$9.84	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.22% for Class A shares, 1.97% for Class B shares, and 1.97% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2007.

** Absent an allocation of expenses to the investment adviser, expenses would have been higher.

Eaton Vance Municipals Funds as of July 31, 2007

FUND EXPENSES

Eaton Vance Hawaii Municipals Fund

	Beginning Account Value (2/1/07)	Ending Account Value (7/31/07)	Expenses Paid During Period* (2/1/07 – 7/31/07)
Actual
Class A	$1,000.00	$1,004.60	$5.67	**
Class B	$1,000.00	$999.90	$9.32	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.71	**
Class B	$1,000.00	$1,015.60	$9.40	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.14% for Class A shares and 1.88% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2007.

** Absent an allocation of expenses to the investment adviser, expenses would have been higher.

Eaton Vance Kansas Municipals Fund

	Beginning Account Value (2/1/07)	Ending Account Value (7/31/07)	Expenses Paid During Period* (2/1/07 – 7/31/07)
Actual
Class A	$1,000.00	$1,004.60	$4.57	**
Class B	$1,000.00	$1,000.70	$8.33	**
Class C	$1,000.00	$1,001.70	$8.34	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.61	**
Class B	$1,000.00	$1,016.50	$8.40	**
Class C	$1,000.00	$1,016.50	$8.40	**

*  Expenses are equal to the Fund's annualized expense ratio of 0.92% for Class A shares, 1.68% for Class B shares, and 1.68% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2007.

** Absent an allocation of expenses to the investment adviser, expenses would have been higher.

Eaton Vance Florida Insured Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 110.0%
Principal Amount (000's omitted)	Security	Value
Hospital — 7.3%
$1,000	Highlands County Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	$1,002,210
1,000	Jacksonville Economic Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,017,360
400	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	400,528
500	South Miami Health Facility Authority, Hospital Revenue, (Baptist Health), 5.00%, 8/15/42	498,755
		$2,918,853
Housing — 0.5%
$205	Pinellas County Housing Finance Authority, (Single Family Mortgage Revenue), (GNMA), (AMT), 5.80%, 3/1/29	$207,148
		$207,148
Industrial Development Revenue — 4.8%
$1,815	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$1,930,089
		$1,930,089
Insured-Education — 2.8%
$1,125	Florida Gulf Coast University Financing, (MBIA), 4.75%, 8/1/32(1)	$1,132,931
		$1,132,931
Insured-Electric Utilities — 4.8%
$1,250	Lakeland Energy System, (XLCA), 4.75%, 10/1/36	$1,252,225
600	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(2)	668,588
		$1,920,813
Insured-Escrowed / Prerefunded — 8.9%
$1,160	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 0.00%, 10/1/19	$683,913
1,000	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	1,106,390
350	Miami-Dade County Health Facilities Authority, (Miami Children's Hospital), (AMBAC), Prerefunded to 8/15/11, 5.125%, 8/15/26	369,673
900	Orange County Tourist Development Tax, Prerefunded to 4/1/12, (AMBAC), 5.125%, 10/1/30(2)	949,524
461	Tampa Bay Water Utility System, (FGIC), Prerefunded to 10/1/08, 4.75%, 10/1/27(2)	470,617
		$3,580,117

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 3.5%
$1,000	Florida Board of Education, Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32(3)	$1,028,340
330	Puerto Rico, (FSA), Variable Rate, 5.92%, 7/1/27(4)(5)	379,536
		$1,407,876
Insured-Hospital — 5.5%
$770	Brevard County Health Facilities Authority, (Health First, Inc.), (MBIA), 5.125%, 4/1/31	$787,564
250	Jacksonville Economic Development Authority, (Mayo Clinic), (MBIA), 5.50%, 11/15/36	264,972
1,000	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	1,128,000
		$2,180,536
Insured-Housing — 1.3%
$500	Florida Housing Finance Authority, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	$505,115
		$505,115
Insured-Lease Revenue / Certificates of Participation — 1.3%
$500	Broward County School Board, Certificates of Participation, (FSA), 5.00%, 7/1/26	$510,790
		$510,790
Insured-Miscellaneous — 1.3%
$500	St. John's County Industrial Development Authority, (Professional Golf), (MBIA), 5.00%, 9/1/23	$517,890
		$517,890
Insured-Solid Waste — 1.3%
$500	Dade County, Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	$506,665
		$506,665
Insured-Special Assessment Revenue — 4.1%
$345	Celebration Community Development District, (MBIA), 5.125%, 5/1/20	$354,901
750	Crossings at Fleming Island Community Development District, (MBIA), 5.80%, 5/1/16	794,460
490	Julington Creek Plantation Community Development District, (MBIA), 5.00%, 5/1/29	501,882
		$1,651,243

See notes to financial statements

Eaton Vance Florida Insured Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 23.6%
$1,415	Cape Coral, Special Obligation, (MBIA), 4.50%, 10/1/36	$1,358,301
1,250	Clearwater, Spring Training Facilities, (MBIA), 5.375%, 3/1/31(6)	1,418,738
1,245	Dade County, Special Obligation, (AMBAC), 5.00%, 10/1/35(2)	1,252,580
1,230	Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30	1,251,882
5,055	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/36	1,141,166
600	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36(2)	601,948
1,220	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	117,584
225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	36,851
445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	69,353
355	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	52,068
340	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	242,175
1,625	Tampa, Utility Tax, (AMBAC), 0.00%, 4/1/21	883,366
1,950	Tampa, Utility Tax, (AMBAC), 0.00%, 10/1/21	1,036,659
		$9,462,671
Insured-Transportation — 21.4%
$500	Dade County Aviation Facilities, (Miami International Airport), (FSA), (AMT), 5.125%, 10/1/22	$505,735
500	Dade County Seaport, (MBIA), 5.125%, 10/1/16	507,465
1,200	Greater Orlando Aviation Authority, (FGIC), (AMT), 5.25%, 10/1/18(2)	1,234,236
500	Hillsborough County Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/36	508,755
1,125	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38(2)	1,141,504
1,200	Palm Beach County Airport System, (MBIA), (AMT), 5.00%, 10/1/34(2)	1,222,281
795	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(2)	883,431
500	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	510,020
320	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34	284,010
500	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/32	514,200
1,250	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/35	1,284,063
		$8,595,700

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 15.5%
$250	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	$254,543
1,000	Jacksonville, Water and Sewer, (AMBAC), (AMT), 6.35%, 8/1/25	1,001,820
1,000	Marco Island, Utility System, (MBIA), 5.00%, 10/1/24	1,037,290
500	Marco Island, Utility System, (MBIA), 5.00%, 10/1/27	516,620
1,000	Marion County, Utility System, (FGIC), 5.00%, 12/1/31	1,022,220
750	Marion County, Utility System, (MBIA), 5.00%, 12/1/28	773,760
1,000	Sunrise, Utility System, (AMBAC), 5.00%, 10/1/28	1,046,580
250	Tallahassee, Consolidated Utility System, (FGIC), 5.50%, 10/1/19	280,825
289	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27(2)	290,201
		$6,223,859
Special Tax Revenue — 2.1%
$810	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$849,505
		$849,505
Total Tax-Exempt Investments — 110.0% (identified cost $42,526,704)		$44,101,801
Other Assets, Less Liabilities — (10.0)%		$(4,001,936)
Net Assets — 100.0%		$40,099,865

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2007, 86.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 41.6% of total investments.

See notes to financial statements

Eaton Vance Florida Insured Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

(1)  When-issued security.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $379,536 or 0.9% of the Fund's net assets.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2007.

(6)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Hawaii Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.4%
Principal Amount (000's omitted)	Security	Value
Education — 3.4%
$300	Hawaii Department of Budget and Finance, (Chaminade University of Honolulu), 4.75%, 1/1/36	$282,819
500	Hawaii Department of Budget and Finance, (Mid Pacific Institute), 4.625%, 1/1/36	455,820
		$738,639
Electric Utilities — 1.5%
$500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$317,415
		$317,415
Escrowed / Prerefunded — 5.5%
$750	Honolulu, Escrowed to Maturity, 4.75%, 9/1/17	$790,222
270	Maui County, Prerefunded to 3/1/11, 5.00%, 3/1/21	280,797
95	Maui County, Prerefunded to 3/1/11, 5.50%, 3/1/19	100,376
		$1,171,395
General Obligations — 2.9%
$305	Maui County, 5.00%, 3/1/21(1)	$313,692
105	Maui County, 5.50%, 3/1/19	110,188
285	Puerto Rico, 0.00%, 7/1/15	202,324
		$626,204
Hospital — 2.6%
$100	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	$103,268
300	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.35%, 7/1/18	304,665
150	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.50%, 7/1/28	152,188
		$560,121
Industrial Development Revenue — 4.3%
$330	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	$345,784
600	Virgin Islands Public Financing Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	581,148
		$926,932

Principal Amount (000's omitted)	Security	Value
Insured-Education — 7.4%
$500	Hawaii State Housing Development Corp., (University of Hawaii), (AMBAC), 5.65%, 10/1/16	$501,490
240	University of Hawaii Board of Regents, University System, (FSA), 5.00%, 10/1/18	248,042
375	University of Hawaii, (MBIA), 4.25%, 7/15/30	353,359
500	University of Hawaii, (MBIA), 4.50%, 7/15/32	488,765
		$1,591,656
Insured-Electric Utilities — 6.4%
$250	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18	$260,865
500	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (FGIC), (AMT), 4.80%, 1/1/25	501,960
600	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(2)	606,610
		$1,369,435
Insured-Escrowed / Prerefunded — 9.8%
$100	Hawaii Airports System, (MBIA), (AMT), Escrowed to Maturity, 6.90%, 7/1/12	$107,884
350	Hawaii County, (FGIC), Prerefunded to 7/15/11, 5.125%, 7/15/21	366,915
1,250	Honolulu, City and County Board Water Supply Systems, (FSA), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,315,575
300	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(2)	316,893
		$2,107,267
Insured-General Obligations — 16.0%
$250	Hawaii County, (AMBAC), 4.25%, 7/15/27	$237,803
350	Hawaii County, (FGIC), 5.55%, 5/1/10	366,156
375	Hawaii, (FSA), 5.125%, 2/1/22	389,558
1,000	Hawaii, (MBIA), 5.25%, 5/1/24(3)	1,064,110
500	Kauai County, (FGIC), 5.00%, 8/1/29	519,535
300	Kauai County, (MBIA), 5.00%, 8/1/24(1)	308,976
290	Maui County, (MBIA), 5.00%, 3/1/25	302,151
200	Puerto Rico, (FSA), Variable Rate, 5.92%, 7/1/27(4)(5)	230,022
		$3,418,311
Insured-Lease Revenue / Certificates of Participation — 3.6%
$750	Hawaii State Housing Development Corp., (Kapolei Office), (FSA), 5.00%, 11/1/31	$780,660
		$780,660

See notes to financial statements

Eaton Vance Hawaii Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 4.0%
$95	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$35,673
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	141,688
2,675	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	500,573
770	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	74,213
140	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	22,929
280	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	43,638
225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	33,001
		$851,715
Insured-Transportation — 18.2%
$575	Hawaii Airports System, (FGIC), (AMT), 5.25%, 7/1/21(1)	$590,824
250	Hawaii Highway, (FSA), 5.00%, 7/1/22	257,328
900	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/23	921,087
500	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/31	509,265
450	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(2)	500,055
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	1,118,880
		$3,897,439
Insured-Water and Sewer — 11.8%
$180	Honolulu, City and County Board Water Supply Systems, (FGIC), 5.00%, 7/1/33	$186,102
500	Honolulu, City and County Board Water Supply Systems, (MBIA), 4.75%, 7/1/31	505,600
1,000	Honolulu, City and County Wastewater System, (FGIC), 0.00%, 7/1/18	620,150
1,250	Honolulu, City and County Wastewater System, (MBIA), 4.50%, 7/1/37(6)	1,209,038
		$2,520,890
Other Revenue — 3.0%
$600	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34(2)	$632,236
		$632,236

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 5.0%
$250	Hawaii Highway Revenue, 5.50%, 7/1/18	$279,495
505	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	529,629
250	Virgin Islands Public Facilities Authority, 5.625%, 10/1/25	255,303
		$1,064,427
Total Tax-Exempt Investments — 105.4% (identified cost $21,866,765)		$22,574,742
Other Assets, Less Liabilities — (5.4)%		$(1,158,723)
Net Assets — 100.0%		$21,416,019

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2007, 73.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 27.3% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $230,022 or 1.1% of the Fund's net assets.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2007.

(6)  When-issued security.

See notes to financial statements

Eaton Vance Kansas Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.1%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 1.7%
$125	Puerto Rico Electric Power Authority, Variable Rate, 7.30%, 7/1/25(1)(2)	$137,881
375	Puerto Rico Electric Power Authority, Variable Rate, 7.30%, 7/1/37(1)(2)	405,510
		$543,391
Escrowed / Prerefunded — 6.4%
$550	Kansas Highway Transportation Department, Prerefunded to 9/1/09, 5.25%, 9/1/19	$566,346
415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	307,067
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15	705,570
500	University of Kansas Hospital Authority, Prerefunded to 9/1/12, 5.50%, 9/1/22	538,340
		$2,117,323
Hospital — 9.9%
$500	Kansas Development Finance Authority, (Hays Medical Center), 5.00%, 11/15/22	$507,420
750	Lawrence Memorial Hospital, 5.125%, 7/1/36	755,302
825	Salina Hospital, (Salina Regional Health Center), 5.00%, 10/1/36	818,062
250	Sedgwick County Health Care Facility, (Catholic Care Center, Inc.), 5.875%, 11/15/31	255,792
410	University of Kansas Hospital Authority, 4.50%, 9/1/32	380,587
500	Wichita, (Christi Health Systems, Inc.), 6.25%, 11/15/24	523,580
		$3,240,743
Insured-Education — 7.4%
$100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	$106,398
250	Kansas Development Finance Authority, (Kansas State University Housing Systems), (MBIA), 4.375%, 4/1/32	238,652
1,000	Kansas Development Finance Authority, (Kansas State University Housing Systems), (MBIA), 4.50%, 4/1/37	959,160
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	343,640
750	Kansas Development Finance Authority, (University of Kansas Center for Research), (XLCA), 5.00%, 2/1/26	780,817
		$2,428,667

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 7.6%
$250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	$259,050
1,000	Burlington, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	1,050,690
665	La Cygne, (Kansas City Power & Light Co.), (XLCA), 4.65%, 9/1/35	650,982
500	Wyandotte County & Kansas City Unified Government Utilities System, (FSA), 5.00%, 9/1/28	517,915
		$2,478,637
Insured-Escrowed / Prerefunded — 14.2%
$250	Butler and Sedgwick County, Unified School District #385, (FSA), Prerefunded to 9/1/09, 5.40%, 9/1/18	$258,175
500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (MBIA), Prerefunded to 9/1/12, 5.25%, 9/1/20	532,615
250	Johnson County, Unified School District #232, (FSA), Prerefunded to 9/1/10, 4.75%, 9/1/19	256,900
250	Kansas Development Finance Authority, (7th and Harrison Project), (AMBAC), Prerefunded to 12/1/09, 5.75%, 12/1/27	261,027
250	Pratt, Electric System, (AMBAC), Prerefunded to 5/1/10, 5.25%, 5/1/18	259,512
690	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(3)	728,854
750	Scott County, Unified School District #466, (FGIC), Prerefunded to 9/1/12, 5.00%, 9/1/22	790,335
500	Sedgwick County, Unified School District #267, (AMBAC), Prerefunded to 11/1/09, 5.00%, 11/1/19	513,280
500	Topeka, Water Pollution Control Utility System, (FGIC), Prerefunded to 8/1/08, 5.40%, 8/1/31	513,080
500	Washburn University, Topeka, (Living Learning Center), (AMBAC), Prerefunded to 7/1/09, 6.125%, 7/1/29	521,795
		$4,635,573
Insured-General Obligations — 20.7%
$250	Butler and Sedgwick County, Unified School District #385, (FGIC), 5.00%, 9/1/19	$258,702
1,350	Butler County, Unified School District #490, (FSA), 5.00%, 9/1/30	1,403,149
870	Geary County, (XLCA), 3.50%, 9/1/31	719,864
350	Geary County, Unified School District #475, (MBIA), 3.00%, 9/1/26	278,789
600	Johnson County, Unified School District #231, (AMBAC), 5.00%, 10/1/27	627,570
200	Johnson County, Unified School District #231, (FGIC), 6.00%, 10/1/16	231,262
300	Johnson County, Unified School District #233, (FGIC), 5.50%, 9/1/17	335,655

See notes to financial statements

Eaton Vance Kansas Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$750	Leavenworth County, Unified School District #464, (MBIA), 5.00%, 9/1/28	$803,588
500	Lyon County, Unified School District #253, (FGIC), 4.75%, 9/1/21	522,340
240	Puerto Rico, (MBIA), 5.50%, 7/1/20(3)	270,979
750	Reno County, Unified School District #308, (MBIA), 4.00%, 9/1/26	694,575
150	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/17	127,502
600	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/18	500,112
		$6,774,087
Insured-Hospital — 6.6%
$250	Coffeyville Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	$256,723
500	Kansas Development Finance Authority, (Sisters of Charity - Leavenworth), (MBIA), 5.00%, 12/1/25	504,935
500	Kansas Development Finance Authority, (St. Luke's/Shawnee Mission), (MBIA), 5.375%, 11/15/26	507,600
600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), 5.375%, 11/15/24	628,326
250	Manhattan Hospital, (Mercy Health Center), (FSA), 5.20%, 8/15/26	257,313
		$2,154,897
Insured-Housing — 0.8%
$250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (MBIA), 5.25%, 4/1/22	$261,760
		$261,760
Insured-Industrial Development Revenue — 0.8%
$250	Wyandotte, (BPU Office Building), (MBIA), 5.00%, 5/1/21	$257,600
		$257,600
Insured-Lease Revenue / Certificates of Participation — 2.8%
$500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (FSA), 5.00%, 10/1/21	$519,435
360	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(3)	390,834
		$910,269

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue — 2.2%
$250	Kansas Development Finance Authority, (Department of Administration), (FGIC), 5.00%, 11/1/25	$262,738
440	Kansas Development Finance Authority, (Kansas State Projects), (MBIA), 5.00%, 5/1/26	458,176
		$720,914
Insured-Special Tax Revenue — 2.4%
$250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$93,878
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	35,475
2,895	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	279,020
530	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	86,803
1,060	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	165,201
850	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	124,670
		$785,047
Insured-Transportation — 4.4%
$750	Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24	$777,533
600	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(3)	666,740
		$1,444,273
Insured-Water and Sewer — 7.4%
$1,000	Chisholm Creek Utility Authority, Water & Wastewater Facilities, (AMBAC), 4.25%, 9/1/29	$934,370
500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	516,975
1,000	Lawrence Water and Sewer System, (MBIA), 4.50%, 11/1/32	979,970
		$2,431,315
Special Tax Revenue — 1.3%
$410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$429,996
		$429,996
Water and Sewer — 3.5%
$1,000	Johnson County, Water District #1, 4.25%, 6/1/32	$934,960
200	Kansas Development Finance Authority, (Water Pollution Control), 5.00%, 11/1/21	206,824
		$1,141,784
Total Tax-Exempt Investments — 100.1% (identified cost $32,083,951)		$32,756,276
Other Assets, Less Liabilities — (0.1)%		$(34,969)
Net Assets — 100.0%		$32,721,307

See notes to financial statements

Eaton Vance Kansas Municipals Fund as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2007, 77.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 26.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $543,391 or 1.7% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2007.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of July 31, 2007

	Florida Insured Fund	Hawaii Fund	Kansas Fund
Assets
Investments —
Identified cost	$42,526,704	$21,866,765	$32,083,951
Unrealized appreciation	1,575,097	707,977	672,325
Investments, at value	$44,101,801	$22,574,742	$32,756,276
Cash	$32,590	$81,851	$675,663
Receivable for investments sold	2,315,380	1,201,383	—
Receivable for Fund shares sold	7,318	1,348	153,470
Interest receivable	508,622	175,025	491,344
Receivable for open interest rate swap contracts	112,686	13,211	71,895
Other assets	6,333	—	—
Total assets	$47,084,730	$24,047,560	$34,148,648
Liabilities
Payable for floating rate notes issued	$5,485,000	$1,300,000	$1,260,000
Interest expense and fees payable	58,430	12,050	22,120
Payable for Fund shares redeemed	9,155	6,399	23,226
Payable for daily variation margin on open financial futures contracts	17,938	10,063	—
Demand note payable	100,000	—	—
Dividends payable	77,814	34,797	45,363
Payable for open interest rate swap contracts	71,070	41,051	33,592
Payable for when-issued securities	1,112,006	1,192,650	—
Payable to affiliate for investment advisory fee	7,761	2,766	5,479
Payable to affiliate for distribution and service fees	12,611	6,389	8,877
Accrued expenses	33,080	25,376	28,684
Total liabilities	$6,984,865	$2,631,541	$1,427,341
Net Assets	$40,099,865	$21,416,019	$32,721,307
Sources of Net Assets
Paid-in capital	$39,776,400	$21,037,616	$32,499,953
Accumulated net realized loss (computed on the basis of identified cost)	(1,196,676)	(249,986)	(456,746)
Distributions in excess of net investment income	(57,119)	(32,230)	(32,528)
Net unrealized appreciation (computed on the basis of identified cost)	1,577,260	660,619	710,628
Total	$40,099,865	$21,416,019	$32,721,307
Class A Shares
Net Assets	$31,225,173	$17,106,374	$27,172,894
Shares Outstanding	2,805,726	1,778,239	2,622,621
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.13	$9.62	$10.36
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$11.69	$10.10	$10.88
Class B Shares
Net Assets	$8,750,384	$4,309,645	$3,988,043
Shares Outstanding	794,797	442,738	388,172
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.01	$9.73	$10.27
Class C Shares
Net Assets	$124,308	$—	$1,560,370
Shares Outstanding	11,296	—	151,793
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.00	$—	$10.28

On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended July 31, 2007

	Florida Insured Fund	Hawaii Fund	Kansas Fund
Investment Income
Interest	$1,105,603	$498,422	$755,075
Total investment income	$1,105,603	$498,422	$755,075
Expenses
Investment adviser fee	$46,936	$14,822	$31,428
Trustees' fees and expenses	1,001	100	1,000
Distribution and service fees
Class A	30,884	14,826	25,892
Class B	45,571	23,318	19,542
Class C	331	—	5,300
Legal and accounting services	26,346	23,805	22,109
Printing and postage	2,754	2,114	3,635
Custodian fee	19,467	17,968	16,445
Interest expense and fees	102,402	25,947	24,375
Transfer and dividend disbursing agent fees	6,422	4,632	6,812
Registration fees	181	181	181
Miscellaneous	7,352	6,259	8,780
Total expenses	$289,647	$133,972	$165,499
Deduct —
Reduction of custodian fee	$3,665	$7,530	$10,475
Allocation of expenses to investment adviser	4,176	2,923	2,505
Total expense reductions	$7,841	$10,453	$12,980
Net expenses	$281,806	$123,519	$152,519
Net investment income	$823,797	$374,903	$602,556
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$118,842	$4,141	$(15,130)
Financial futures contracts	456,293	236,775	—
Interest rate swap contracts	(63,000)	17,018	(31,114)
Net realized gain (loss)	$512,135	$257,934	$(46,244)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(915,295)	$(333,742)	$(563,910)
Financial futures contracts	(355,061)	(183,484)	—
Interest rate swap contracts	60,015	(37,128)	115,810
Net change in unrealized appreciation (depreciation)	$(1,210,341)	$(554,354)	$(448,100)
Net realized and unrealized loss	$(698,206)	$(296,420)	$(494,344)
Net increase in net assets from operations	$125,591	$78,483	$108,212

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended July 31, 2007

Increase (Decrease) in Net Assets	Florida Insured Fund	Hawaii Fund	Kansas Fund
From operations —
Net investment income	$823,797	$374,903	$602,556
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	512,135	257,934	(46,244)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(1,210,341)	(554,354)	(448,100)
Net increase in net assets from operations	$125,591	$78,483	$108,212
Distributions to shareholders —
From net investment income
Class A	$(640,610)	$(299,804)	$(521,583)
Class B	(162,490)	(80,681)	(67,395)
Class C	(1,147)	—	(18,058)
Total distributions to shareholders	$(804,247)	$(380,485)	$(607,036)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,249,630	$3,507,802	$7,983,893
Class B	131,861	33,860	35,021
Class C	100,070	—	860,472
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	264,843	157,064	281,163
Class B	72,433	36,751	42,826
Class C	436	—	7,302
Cost of shares redeemed
Class A	(2,217,843)	(942,787)	(3,943,709)
Class B	(1,091,077)	(434,289)	(158,143)
Class C	(70)	—	(9,996)
Net asset value of shares exchanged
Class A	628,159	760,775	91,191
Class B	(628,159)	(760,775)	(91,191)
Net increase (decrease) in net assets from Fund share transactions	$(489,717)	$2,358,401	$5,098,829
Net increase (decrease) in net assets	$(1,168,373)	$2,056,399	$4,600,005
Net Assets
At beginning of period	$41,268,238	$19,359,620	$28,121,302
At end of period	$40,099,865	$21,416,019	$32,721,307
Distributions in excess of net investment income included in net assets
At end of period	$(57,119)	$(32,230)	$(32,528)

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended January 31, 2007

Increase (Decrease) in Net Assets	Florida Insured Fund	Hawaii Fund	Kansas Fund
From operations —
Net investment income	$1,754,005	$694,660	$973,409
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	362,854	25,919	367,670
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	221,458	140,006	17,640
Net increase in net assets from operations	$2,338,317	$860,585	$1,358,719
Distributions to shareholders —
From net investment income
Class A	$(1,307,493)	$(479,297)	$(814,549)
Class B	(438,605)	(205,052)	(156,303)
Class C	(106)	—	(5,244)
Total distributions to shareholders	$(1,746,204)	$(684,349)	$(976,096)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,420,625	$3,363,376	$6,847,106
Class B	290,444	153,950	208,947
Class C	26,000	—	723,326
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	470,144	255,625	460,623
Class B	200,314	98,672	98,172
Class C	106	—	1,292
Cost of shares redeemed
Class A	(6,724,545)	(940,521)	(2,211,645)
Class B	(2,553,332)	(667,821)	(572,036)
Net asset value of shares exchanged
Class A	1,337,348	828,884	649,147
Class B	(1,337,348)	(828,884)	(649,147)
Net increase (decrease) in net assets from Fund share transactions	$(3,870,244)	$2,263,281	$5,555,785
Net increase (decrease) in net assets	$(3,278,131)	$2,439,517	$5,938,408
Net Assets
At beginning of year	$44,546,369	$16,920,103	$22,182,894
At end of year	$41,268,238	$19,359,620	$28,121,302
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(76,669)	$(26,648)	$(28,048)

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Cash Flows

For the Six Months Ended July 31, 2007	Florida Insured Fund
Cash flows from operating activities Net increase in net assets from operations	$125,591
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Investments purchased	(7,959,741)
Investments sold	8,858,483
Net amortization of premium (discount)	(86,411)
Decrease in interest receivable	48,725
Increase in payable for when-issued securities	1,112,006
Increase in receivable for investments sold	(2,162,380)
Increase in receivable for open interest rate swap contracts	(112,686)
Increase in payable for open interest rate swap contracts	52,671
Increase in other assets	(6,333)
Decrease in payable for daily variation margin on open financial futures contracts	(29,562)
Decrease in payable to affiliate for investment advisory fee	(482)
Decrease in payable to affiliate for distribution and service fees	(1,316)
Decrease in accrued expenses	(13,857)
Increase in interest expense and fees payable	11,132
Net realized (gain) loss on investments	(118,842)
Change in unrealized (appreciation) depreciation on investments	915,295
Net cash provided by operating activities	$632,293
Cash flows from financing activities
Proceeds from shares sold	$2,650,149
Shares redeemed	(3,434,420)
Cash distributions paid net of reinvestments	(471,848)
Decrease in demand note payable	(200,000)
Proceeds from secured borrowings	800,000
Net cash used in financing activities	$(656,119)
Net decrease in cash	$(23,826)
Cash at beginning of period	$56,416
Cash at end of period	$32,590
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of :	$337,712

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Insured Fund — Class A
	Six Months Ended July 31, 2007		Year Ended January 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003
Net asset value — Beginning of period	$11.320		$11.170	$11.380	$11.540		$11.430		$11.170
Income (loss) from operations
Net investment income	$0.235		$0.483	$0.490	$0.524		$0.531		$0.554
Net realized and unrealized gain (loss)	(0.194)		0.148	(0.204)	(0.155)		0.129		0.256
Total income from operations	$0.041		$0.631	$0.286	$0.369		$0.660		$0.810
Less distributions
From net investment income	$(0.231)		$(0.481)	$(0.496)	$(0.529)		$(0.550)		$(0.550)
Total distributions	$(0.231)		$(0.481)	$(0.496)	$(0.529)		$(0.550)		$(0.550)
Net asset value — End of period	$11.130		$11.320	$11.170	$11.380		$11.540		$11.430
Total Return(2)	0.36	%(8)	5.76%	2.58%	3.34%		5.90%		7.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$31,225		$30,822	$30,896	$25,848		$20,845		$13,499
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.72	%(3)(4)	0.73%	0.72%	0.70	%(5)	0.72	%(5)	0.70	%(5)
Interest and fee expense(6)	0.50	%(3)	0.39%	0.20%	0.23	%(5)	0.22	%(5)	0.28	%(5)
Total expenses before custodian fee reduction	1.22	%(3)(4)	1.12%	0.92%	0.93	%(5)	0.94	%(5)	0.98	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.70	%(3)(4)	0.71%	0.70%	0.69	%(5)	0.70	%(5)	0.69	%(5)
Net investment income	4.23	%(3)	4.29%	4.36%	4.64%		4.62%		4.90%
Portfolio Turnover of the Portfolio	—		—	—	0	%(7)	17	%(7)	27	%(7)
Portfolio Turnover of the Fund	18%		33%	28%	12%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.02% of average daily net assets for the six months ended July 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Insured Fund — Class B
	Six Months Ended July 31, 2007		Year Ended January 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003
Net asset value — Beginning of period	$11.190		$11.040	$11.250	$11.420		$11.300		$11.050
Income (loss) from operations
Net investment income	$0.192		$0.396	$0.406	$0.436		$0.442		$0.466
Net realized and unrealized gain (loss)	(0.185)		0.146	(0.209)	(0.167)		0.138		0.244
Total income from operations	$0.007		$0.542	$0.197	$0.269		$0.580		$0.710
Less distributions
From net investment income	$(0.187)		$(0.392)	$(0.407)	$(0.439)		$(0.460)		$(0.460)
Total distributions	$(0.187)		$(0.392)	$(0.407)	$(0.439)		$(0.460)		$(0.460)
Net asset value — End of period	$11.010		$11.190	$11.040	$11.250		$11.420		$11.300
Total Return(2)	0.05	%(9)	4.99%	1.78%	2.64	%(3)	5.22%		6.54%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,750		$10,421	$13,650	$18,170		$27,069		$23,608
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)(5)	1.48%	1.47%	1.45	%(6)	1.47	%(6)	1.45	%(6)
Interest and fee expense(7)	0.50	%(4)	0.39%	0.20%	0.23	%(6)	0.22	%(6)	0.28	%(6)
Total expenses before custodian fee reduction	1.97	%(4)(5)	1.87%	1.67%	1.68	%(6)	1.69	%(6)	1.73	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.45	%(4)(5)	1.46%	1.45%	1.44	%(6)	1.45	%(6)	1.44	%(6)
Net investment income	3.49	%(4)	3.56%	3.64%	3.89%		3.89%		4.18%
Portfolio Turnover of the Portfolio	—		—	—	0	%(8)	17	%(8)	27	%(8)
Portfolio Turnover of the Fund	18%		33%	28%	12%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.13% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.02% of average daily net assets for the six months ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Insured Fund — Class C
	Six Months Ended July 31, 2007 (Unaudited)(1)		Period Ended January 31, 2007(1)(2)
Net asset value — Beginning of period	$11.190		$11.040
Income (loss) from operations
Net investment income	$0.189		$0.202
Net realized and unrealized gain (loss)	(0.192)		0.209
Total income (loss) from operations	$(0.003)		$0.411
Less distributions
From net investment income	$(0.187)		$(0.261)
Total distributions	$(0.187)		$(0.261)
Net asset value — End of period	$11.000		$11.190
Total Return(3)	(0.04	)%(8)	3.76	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$124		$26
Ratios (As a percentage of average daily net assets): Expenses excluding interest and fees	1.47	%(4)(5)	1.48	%(4)
Interest and fee expense(6)	0.50	%(4)	0.39	%(4)
Total expenses before custodian fee reduction	1.97	%(4)(5)	1.87	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.45	%(4)(5)	1.46	%(4)
Net investment income	3.46	%(4)	2.70	%(4)
Portfolio Turnover	18%		33	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, June 2, 2006 to January 31, 2007.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.02% of average daily net assets for the six months ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  For the year ended January 31, 2007.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Hawaii Fund — Class A
	Six Months Ended July 31, 2007		Year Ended January 31,
	(Unaudited)(1)		2007(1)	2006(1)		2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.770		$9.670	$9.850		$9.910		$9.700		$9.580
Income (loss) from operations
Net investment income	$0.191		$0.406	$0.408		$0.444		$0.433		$0.454
Net realized and unrealized gain (loss)	(0.146)		0.096	(0.172)		(0.069)		0.230		0.124
Total income from operations	$0.045		$0.502	$0.236		$0.375		$0.663		$0.578
Less distributions
From net investment income	$(0.195)		$(0.402)	$(0.416)		$(0.435)		$(0.453)		$(0.458)
Total distributions	$(0.195)		$(0.402)	$(0.416)		$(0.435)		$(0.453)		$(0.458)
Net asset value — End of period	$9.620		$9.770	$9.670		$9.850		$9.910		$9.700
Total Return(2)	0.46	%(9)	5.28%	2.46	%(3)	3.91%		6.99%		6.14%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$17,106		$13,856	$10,239		$8,394		$2,442		$694
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.88	%(5)(6)	0.82%	0.88%		0.80	%(7)	0.83	%(7)	0.80	%(7)
Interest and fee expense(4)	0.26	%(5)	0.35%	0.18%		0.10	%(7)	0.09	%(7)	0.10	%(7)
Total expenses before custodian fee reduction	1.14	%(5)(6)	1.17%	1.06%		0.90	%(7)	0.92	%(7)	0.90	%(7)
Expenses after custodian fee reduction excluding interest and fees	0.80	%(5)(6)	0.78%	0.86%		0.79	%(7)	0.81	%(7)	0.75	%(7)
Net investment income	3.96	%(5)	4.16%	4.20%		4.55%		4.41%		4.68%
Portfolio Turnover of the Portfolio	—		—	—		19	%(8)	4	%(8)	24	%(8)
Portfolio Turnover of the Fund	10%		28%	22%		7%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  During the year ended January 31, 2006, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(5)  Annualized.

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.03% of average daily net assets for the six months ended July 31, 2007). Absent this allocation, total return would be lower.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Hawaii Fund — Class B
	Six Months Ended July 31, 2007		Year Ended January 31,
	(Unaudited)(1)		2007(1)	2006(1)		2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.890		$9.780	$9.970		$10.040		$9.830		$9.720
Income (loss) from operations
Net investment income	$0.159		$0.340	$0.344		$0.379		$0.374		$0.388
Net realized and unrealized gain (loss)	(0.159)		0.102	(0.187)		(0.083)		0.223		0.117
Total income from operations	$—		$0.442	$0.157		$0.296		$0.597		$0.505
Less distributions
From net investment income	$(0.160)		$(0.332)	$(0.347)		$(0.366)		$(0.387)		$(0.395)
Total distributions	$(0.160)		$(0.332)	$(0.347)		$(0.366)		$(0.387)		$(0.395)
Net asset value — End of period	$9.730		$9.890	$9.780		$9.970		$10.040		$9.830
Total Return(2)	(0.01	)%(10)	4.58%	1.62	%(3)	3.21	%(4)	6.18%		5.28%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,310		$5,504	$6,681		$10,063		$17,295		$17,172
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.62	%(6)(7)	1.57%	1.63%		1.55	%(8)	1.58	%(8)	1.55	%(8)
Interest and fee expense(5)	0.26	%(6)	0.35%	0.18%		0.10	%(8)	0.09	%(8)	0.10	%(8)
Total expenses before custodian fee reduction	1.88	%(6)(7)	1.92%	1.81%		1.65	%(8)	1.67	%(8)	1.65	%(8)
Expenses after custodian fee reduction excluding interest and fees	1.55	%(6)(7)	1.53%	1.61%		1.54	%(8)	1.56	%(8)	1.50	%(8)
Net investment income	3.26	%(6)	3.45%	3.49%		3.83%		3.76%		3.95%
Portfolio Turnover of the Portfolio	—		—	—		19	%(9)	4	%(9)	24	%(9)
Portfolio Turnover of the Fund	10%		28%	22%		7%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  During the year ended January 31, 2006, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(4)  Total return reflects an increase of 0.13% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  Annualized.

(7)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.03% of average daily net assets for the six months ended July 31, 2007). Absent this allocation, total return would be lower.

(8)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(9)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(10)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kansas Fund — Class A
	Six Months Ended July 31, 2007		Year Ended January 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.520		$10.360	$10.560	$10.680		$10.500		$10.230
Income (loss) from operations
Net investment income	$0.207		$0.426	$0.434	$0.470		$0.487		$0.478
Net realized and unrealized gain (loss)	(0.158)		0.163	(0.200)	(0.114)		0.164		0.255
Total income from operations	$0.049		$0.589	$0.234	$0.356		$0.651		$0.733
Less distributions
From net investment income	$(0.209)		$(0.429)	$(0.434)	$(0.476)		$(0.471)		$(0.463)
Total distributions	$(0.209)		$(0.429)	$(0.434)	$(0.476)		$(0.471)		$(0.463)
Net asset value — End of period	$10.360		$10.520	$10.360	$10.560		$10.680		$10.500
Total Return(2)	0.46	%(8)	5.79%	2.28%	3.46%		6.33%		7.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$27,173		$23,177	$17,112	$15,920		$11,179		$10,354
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(3)(4)	0.77%	0.83%	0.77	%(5)	0.79	%(5)	0.86	%(5)
Interest and fee expense(6)	0.16	%(3)	0.25%	0.23%	0.12	%(5)	—		—
Total expenses before custodian fee reduction	0.92	%(3)(4)	1.02%	1.06%	0.89	%(5)	0.79	%(5)	0.86	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.69	%(3)(4)	0.73%	0.82%	0.76	%(5)	0.78	%(5)	0.83	%(5)
Net investment income	3.98	%(3)	4.08%	4.17%	4.48%		4.59%		4.58%
Portfolio Turnover of the Portfolio	—		—	—	10	%(7)	20	%(7)	17	%(7)
Portfolio Turnover of the Fund	21%		12%	17%	8%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.02% of average daily net assets for the six months ended July 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kansas Fund — Class B
	Six Months Ended July 31, 2007		Year Ended January 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.430		$10.280	$10.470	$10.590		$10.420		$10.140
Income (loss) from operations
Net investment income	$0.167		$0.348	$0.355	$0.394		$0.404		$0.400
Net realized and unrealized gain (loss)	(0.159)		0.150	(0.192)	(0.120)		0.156		0.263
Total income from operations	$0.008		$0.498	$0.163	$0.274		$0.560		$0.663
Less distributions
From net investment income	$(0.168)		$(0.348)	$(0.353)	$(0.394)		$(0.390)		$(0.383)
Total distributions	$(0.168)		$(0.348)	$(0.353)	$(0.394)		$(0.390)		$(0.383)
Net asset value — End of period	$10.270		$10.430	$10.280	$10.470		$10.590		$10.420
Total Return(2)	0.07	%(9)	4.92%	1.60%	2.84	%(3)	5.45%		6.64%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,988		$4,221	$5,071	$6,158		$11,961		$11,246
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(4)(5)	1.52%	1.58%	1.52	%(6)	1.54	%(6)	1.61	%(6)
Interest and fee expense(7)	0.16	%(4)	0.25%	0.23%	0.12	%(6)	—		—
Total expenses before custodian fee reduction	1.68	%(4)(5)	1.77%	1.81%	1.64	%(6)	1.54	%(6)	1.61	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.45	%(4)(5)	1.48%	1.57%	1.51	%(6)	1.53	%(6)	1.58	%(6)
Net investment income	3.25	%(4)	3.37%	3.44%	3.77%		3.85%		3.87%
Portfolio Turnover of the Portfolio	—		—	—	10	%(8)	20	%(8)	17	%(8)
Portfolio Turnover of the Fund	21%		12%	17%	8%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.12% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.02% of average daily net assets for the six months ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kansas Fund — Class C
	Six Months Ended July 31, 2007 (Unaudited)(1)		Period Ended January 31, 2007(1)(2)
Net asset value — Beginning of period	$10.430		$10.260
Income (loss) from operations
Net investment income	$0.166		$0.211
Net realized and unrealized gain (loss)	(0.148)		0.191
Total income from operations	$0.018		$0.402
Less distributions
From net investment income	$(0.168)		$(0.232)
Total distributions	$(0.168)		$(0.232)
Net asset value — End of period	$10.280		$10.430
Total Return(3)	0.17	%(8)	3.95	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,560		$723
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(4)(5)	1.52	%(4)
Interest and fee expense(6)	0.16	%(4)	0.25	%(4)
Total expenses before custodian fee reduction	1.68	%(4)(5)	1.77	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.45	%(4)(5)	1.48	%(4)
Net investment income	3.24	%(4)	3.01	%(4)
Portfolio Turnover	21%		12	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, June 2, 2006 to January 31, 2007.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.02% of average daily net assets for the six months ended July 31, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  For the year ended January 31, 2007.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end, management investment company. The Trust presently consists of four Funds, three of which are included in these financial statements. They include Eaton Vance Florida Insured Municipals Fund (Florida Insured Fund), Eaton Vance Hawaii Municipals Fund (Hawaii Fund) and Eaton Vance Kansas Municipals Fund (Kansas Fund) (individually, the "Fund", collectively, the "Funds"). The Funds, each non-diversified, seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Hawaii Fund offers two classes of shares. The Florida Insured Fund and the Kansas Fund offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase, as described in each Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds sell a fixed rate bond to a broker for cash. At the same time the Funds buy a residual interest in the assets and cash flows of a special purpose vehicle (which is generally organized as a trust) (the SPV) set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund, (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to FAS Statement No. 140, the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments, and account for the Floating Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Funds' Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. At July 31, 2007, the Funds' Floating Rate Notes were as follows:

Fund	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates	Collateral for Floating Rate Notes Outstanding
Florida Insured	$5,485,000	3.62% – 3.69%	$8,714,910
Hawaii	1,300,000	3.62% – 3.63%	2,055,794
Kansas	1,260,000	3.62% – 3.63%	2,057,407

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Funds' investment policies and restrictions expressly permit investments in inverse floating rate securities. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS Statement No. 140, which is distinct from legal borrowing of the Funds to which the restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Interest Expense — Interest expense relates to the Funds' liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Funds. Interest expense is recorded as incurred.

E  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders. At January 31, 2007, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expiration Date
Florida Insured	$166,010	January 31, 2011

	1,271,199	January 31, 2013

Hawaii	110,775	January 31, 2011

	93,535	January 31, 2012

	211,449	January 31, 2013

Kansas	474,959	January 31, 2013

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of July 31, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

F  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

G  Put Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

H  When-Issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

I  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase and sale of securities. Pursuant to these agreements, a Fund makes payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, a Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

J  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

K  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

L  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits which are determined based on the average daily cash balance each respective Fund maintains with SSBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of expenses in the Statements of Operations.

M  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

N  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

O  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows is the amount included in a Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments at July 31, 2007.

P  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

Q  Interim Financial Statements — The interim financial statements relating to July 31, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Florida Insured
Class A	Six Months Ended July 31, 2007 (Unaudited)	Year Ended January 31, 2007
Sales	198,934	391,887
Issued to shareholders electing to receive payments of distributions in Fund shares	23,528	41,765
Redemptions	(196,306)	(596,987)
Exchange from Class B shares	55,965	119,903
Net increase (decrease)	82,121	(43,432)
Class B	Six Months Ended July 31, 2007 (Unaudited)	Year Ended January 31, 2007
Sales	11,840	26,240
Issued to shareholders electing to receive payments of distributions in Fund shares	6,503	18,006
Redemptions	(97,943)	(227,867)
Exchange to Class A shares	(56,551)	(121,410)
Net decrease	(136,151)	(305,031)

Class C	Six Months Ended July 31, 2007 (Unaudited)	Period Ended January 31, 2007(1)
Sales	8,943	2,311
Issued to shareholders electing to receive payments of distributions in Fund shares	39	9
Redemptions	(6)	—
Net increase	8,976	2,320
Hawaii
Class A	Six Months Ended July 31, 2007 (Unaudited)	Year Ended January 31, 2007
Sales	362,590	344,552
Issued to shareholders electing to receive payments of distributions in Fund shares	16,149	26,202
Redemptions	(96,673)	(96,947)
Exchange from Class B shares	78,112	85,094
Net increase	360,178	358,901
Class B	Six Months Ended July 31, 2007 (Unaudited)	Year Ended January 31, 2007
Sales	3,430	15,516
Issued to shareholders electing to receive payments of distributions in Fund shares	3,730	10,005
Redemptions	(43,871)	(67,768)
Exchange to Class A shares	(77,203)	(84,078)
Net decrease	(113,914)	(126,325)
Kansas
Class A	Six Months Ended July 31, 2007 (Unaudited)	Year Ended January 31, 2007
Sales	761,950	658,297
Issued to shareholders electing to receive payments of distributions in Fund shares	26,867	44,083
Redemptions	(378,793)	(211,854)
Exchange from Class B shares	8,744	62,243
Net increase	418,768	552,769

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class B	Six Months Ended July 31, 2007 (Unaudited)	Year Ended January 31, 2007
Sales	3,354	20,046
Issued to shareholders electing to receive payments of distributions in Fund shares	4,125	9,484
Redemptions	(15,305)	(55,433)
Exchange to Class A shares	(8,820)	(62,749)
Net decrease	(16,646)	(88,652)
Class C	Six Months Ended July 31, 2007 (Unaudited)	Period Ended January 31, 2007(2)
Sales	82,763	69,171
Issued to shareholders electing to receive payments of distributions in Fund shares	706	123
Redemptions	(970)	—
Net increase	82,499	69,294

(1)  Class C shares of Florida Insured Fund commenced operations on June 2, 2006.

(2)  Class C shares of Kansas Fund commenced operations on June 2, 2006.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. For the six months ended July 31, 2007, each Fund paid advisory fees as follows:

Fund	Amount	Effective Rate*
Florida Insured	$46,936	0.23%
Hawaii	14,822	0.15%
Kansas	31,428	0.20%

*  As a percentage of average daily net assets

Pursuant to a voluntary expense reimbursement, the investment adviser was allocated $4,176, $2,923 and $2,505 of the Fund's operating expenses for the Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively.

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended July 31, 2007, EVM received $357, $268, and $489 in sub-transfer agent fees from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $3,181, $3,824 and $2,762 as its portion of the sales charge on sales of Class A shares from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the six months ended July 31, 2007. EVD also receives distribution and service fees from Class A, Class B and Class C Shares (see Note 5).

Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Funds are officers of the above organizations.

5  Distribution Plans

Class A of each Fund has in effect a distribution plan (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of each Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% annually of each Fund's average daily net assets attributable to Class A each fiscal year. Distribution and service fees paid or accrued for the six months ended July 31, 2007 amounted to $30,884, $14,826, and $25,892 for Class A shares of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively. Each Fund also has in effect a distribution plan for Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. In addition, the Florida Insured Fund and the Kansas Fund each has in effect a distribution plan for Class C shares

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

(Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Florida Insured Fund, Hawaii Fund and Kansas Fund paid or accrued $35,977, $18,409, and $15,428 respectively, for Class B shares, to or payable to EVD for the six months ended July 31, 2007, representing 0.75% (annualized) of the average daily net assets for Class B shares. The Florida Insured Fund and the Kansas Fund paid or accrued $262 and $4,184, respectively, for Class C shares to or payable to EVD for the six months ended July 31, 2007, representing 0.75% (annualized) of the average daily net assets for Class C shares. At July 31, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for Florida Insured Fund, Hawaii Fund and Kansas Fund were approximately $475,000, $389,000 and $223,000, respectively, for Class B shares, and the amount of Uncovered Distribution Charges of EVD calculated under the Plans for the Florida Insured Fund and the Kansas Fund were approximately $8,000 and $97,000, respectively, for Class C shares. The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. The Trustees approved service fee payments equal to 0.20% annually of each Fund's average daily net assets attributable to Class B and Class C, if applicable, for each fiscal year. Service fees are paid for personal services and/or the maintenance of shareholders accounts. They are separate and distinct from Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended July 31, 2007 amounted to $9,594, $4,909, and $4,114 for the Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for Class B shares. Service fees paid or accrued for the six months ended July 31, 2007, amounted to $69 and $1,116 for the Florida Insured Fund and Kansas Fund, respectively, for Class C shares.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and, if applicable, Class C Plan (see Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. The Funds were informed that EVD received approximately $0, $0 and $22,000 of CDSC paid by Class A shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, and approximately $14,000, $1,000 and $2,000 of CDSC paid by Class B shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the six months ended July 31, 2007. The Funds were informed that EVD did not receive any CDSC paid by Class C shareholders for the Florida Insured and the Kansas Fund, for the six months ended July 31, 2007.

7  Purchases and Sales of Investments

Purchases and sales of investments by the Funds, other than U.S. Government securities and short-term obligations, for the six months ended July 31, 2007, were as follows:

Fund	Purchases	Sales
Florida Insured	$7,959,741	$8,858,483

Hawaii	5,000,251	2,177,296

Kansas	11,409,705	6,640,307

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

There were no purchases and sales of U.S. Government securities during the six months ended July 31, 2007.

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2007, as determined on a federal income tax basis, were as follows:

Florida Insured
Aggregate Cost	$37,036,275
Gross unrealized appreciation	$1,696,283
Gross unrealized depreciation	(115,757)
Net unrealized appreciation	$1,580,526
Hawaii
Aggregate Cost	$20,518,855
Gross unrealized appreciation	$885,200
Gross unrealized depreciation	(129,313)
Net unrealized appreciation	$755,887
Kansas
Aggregate Cost	$30,754,406
Gross unrealized appreciation	$987,957
Gross unrealized depreciation	(246,087)
Net unrealized appreciation	$741,870

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2007, the Florida Insured Fund had a balance outstanding pursuant to this line of credit of $100,000. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2007. Effective September 7, 2007, the amount of the line of credit was increased to $200 million and the annual rate on the daily unused portion of the line of credit was reduced to 0.07%.

10  Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2007 is as follows:

Futures Contracts

Fund	Expiration Date(s)	Contracts	Aggregate Position	Cost	Value	Net Unrealized Depreciation
Florida Insured	09/07	41 U.S. Treasury Bond	Short	$(4,473,111)	$(4,512,564)	$(39,453)
Hawaii	09/07	23 U.S. Treasury Bond	Short	$(2,511,920)	$(2,531,438)	$(19,518)

Interest Rate Swaps

Florida Insured

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$1,050,000	3.925%	USD-BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$30,825
Lehman Brothers, Inc.	$1,625,000	5.956%	3 month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	$(57,808)
Merrill Lynch Capital Services, Inc.	$850,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(13,262)
Morgan Stanley Capital Services, Inc.	$1,800,000	3.930%	USD-BMA Municipal Swap Index	December 20, 2007/ December 20, 2037	$81,861
					$41,616

Eaton Vance Municipals Funds as of July 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Hawaii

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$450,000	3.925%	USD-BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$13,211
Lehman Brothers, Inc.	$825,000	5.956%	3 month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	$(29,349)
Merrill Lynch Capital Services, Inc.	$750,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(11,702)
					$(27,840)

Kansas

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$650,000	3.925%	USD-BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$19,082
Lehman Brothers, Inc.	$725,000	5.956%	3 month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	$(25,791)
Lehman Brothers, Inc.	$1,000,000	3.896%	USD-BMA Municipal Swap Index	October 23, 2007/ October 23, 2037	$52,813
Merrill Lynch Capital Services, Inc.	$500,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(7,801)
					$38,303

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At July 31, 2007, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

11  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen , fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance Florida Insured Municipals Fund

•  Eaton Vance Hawaii Municipals Fund

•  Eaton Vance Kansas Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for each Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to as "management fees"). As part of its review, the Board considered each Fund's management fees and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and each Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

INVESTMENT MANAGEMENT

Eaton Vance Municipals Funds

Officers
Cynthia J. Clemson
President
William H. Ahern, Jr.
Vice President
Craig R. Brandon
Vice President
James B. Hawkes
Vice President and Trustee
Robert B. MacIntosh
Vice President
Thomas M. Metzold
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Perlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

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Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Municipals Trust II
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about each Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

335-9/07  3CSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty financial company). Previously he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	September 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 11, 2007

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	September 11, 2007